As filed with the Securities and Exchange
                Commission on October 31, 2003

                                              File Nos. 333-77953
                                                        811-09329

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C. 20549

                    --------------------------

                            FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.
                 Post-Effective Amendment No. 6                 X

                              and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 8                         X

                 -------------------------------

             ALLIANCEBERNSTEIN HEALTH CARE FUND, INC.
        (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:(212) 969-1000

                  -----------------------------

                      EDMUND P. BERGAN, JR.
                 Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                     New York, New York 10105
             (Name and address of agent for service)

                   Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004

     It is proposed that this filing will become effective (check appropriate box)

     ___  immediately upon filing pursuant to paragraph (b)
      X   on November 3, 2003 pursuant to paragraph (b)
     ---
     ___  60 days after filing pursuant to paragraph (a)(1)
     ___  on (date) pursuant to paragraph (a)(1)
     ___  75 days after filing pursuant to paragraph (a)(2)
     ___  on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]AllianceBernstein(SM)
      Investment Research and Management

The AllianceBernstein Growth Funds

Growth Funds


                                                    PROSPECTUS--November 3, 2003



The AllianceBernstein Growth Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.





Domestic Growth Funds
 AllianceBernstein Premier Growth Fund
 AllianceBernstein Growth Fund
 AllianceBernstein Mid-Cap Growth Fund
 AllianceBernstein Small Cap Growth Fund
 AllianceBernstein Technology Fund
 AllianceBernstein Health Care Fund

International Growth Funds
 AllianceBernstein International Premier Growth Fund
 AllianceBernstein Worldwide Privatization Fund
 AllianceBernstein New Europe Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
==============================
 Are Not FDIC Insured
 May Lose Value
 Are Not Bank Guaranteed
==============================

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                         Page
   RISK/RETURN SUMMARY..............................      3
   Domestic Growth Funds............................      4
   International Growth Funds.......................     11
   Summary of Principal Risks.......................     14
   Principal Risks by Fund..........................     15
   FEES AND EXPENSES OF THE FUNDS...................     16
   SALES CHARGE REDUCTION PROGRAMS..................     18
   PURCHASE AND SALE OF SHARES......................     19
   How The Funds Value Their Shares.................     19
   How To Buy Shares................................     19
   How To Exchange Shares...........................     20
   How To Sell Shares...............................     20
   DISTRIBUTION ARRANGEMENTS........................     21
   GLOSSARY.........................................     23
   DESCRIPTION OF THE FUNDS.........................     24
   Investment Objectives and Principal Policies.....     24
   Description of Additional Investment Practices...     31
   Additional Risk Considerations...................     38
   MANAGEMENT OF THE FUNDS..........................     40
   DIVIDENDS, DISTRIBUTIONS AND TAXES...............     45
   CONVERSION FEATURE...............................     46
   GENERAL INFORMATION..............................     46
   FINANCIAL HIGHLIGHTS.............................     47
   APPENDIX A--ADDITIONAL INFORMATION ABOUT
   THE UNITED KINGDOM AND JAPAN.....................     56


The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the AllianceBernstein Growth Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.


The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 14.


More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Risk/Return Summary includes a table for each Fund showing its average annual returns before and (for Class A shares) after taxes and a BAR CHART showing its annual returns. The table and BAR CHART provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns, before and (for Class A shares) after taxes, for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and

o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Funds.

DOMESTIC GROWTH FUNDS

The Domestic Growth Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

AllianceBernstein Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 500 companies.

Normally, the Fund invests in about 40-60 companies which Alliance believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The 25 most highly regarded of these companies usually constitute approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, Alliance tends to add to positions on price weakness and sell into price strength, all else being equal and assuming company fundamentals are intact. Alliance uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.


Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of companies than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year**       Years**    Years**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -35.25%       -5.34%       6.66%
             -------------------------------------------------------------------
A***          Return After Taxes
                on Distributions               -35.25%       -6.05%       5.43%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares            -21.64%       -3.71%       5.56%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -35.59%       -5.19%       6.59%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -33.58%       -5.19%       6.42%
--------------------------------------------------------------------------------
Class R       Return Before Taxes              -32.52%       -4.71%       6.91%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                          -32.21%       -4.21%       7.43%
--------------------------------------------------------------------------------
Russell       (reflects no
1000            deduction for
Growth          fees, expenses,
Index           or taxes)                      -27.88%       -3.84%       6.70%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93, Class R shares: 11/3/03, and for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Class C, Class R, and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C and Class R shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:
     - Are shown for Class A shares only and will vary for Class B, Class C, Class R and Advisor Class shares because these Classes have different expense ratios;
     - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
     - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 13.32%.


[THE FOLLOWING MATERIAL WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1993    1994    1995    1996    1997    1998    1999    2000     2001    2002
--------------------------------------------------------------------------------
9.98   -5.80   46.87   24.14   32.67   49.31   28.98   -19.87   -23.92  -32.38

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.05%, 4th quarter, 1998; and Worst Quarter was down -19.84%, 3rd quarter, 2001.

AllianceBernstein Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -31.66%       -7.50%       5.76%
             -------------------------------------------------------------------
A***          Return After Taxes
                on Distributions               -31.66%       -8.90%       4.16%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares            -19.44%       -5.25%       4.83%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -32.01%       -7.38%       5.63%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -29.84%       -7.36%       5.47%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                          -28.41%       -6.42%       6.52%
--------------------------------------------------------------------------------
Russell       (reflects no
3000            deduction for
Growth          fees, expenses,
Index           or taxes)                      -28.03%       -4.11%       6.30%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Date for Class C shares: 8/2/93 and for Advisor Class shares:
    10/1/96. Performance information for periods prior to the inception of Class C and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 22.29%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1993     1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
 28.99   -1.15   29.49   23.20   27.09   28.17   25.59   -18.47   -24.49  -28.63

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 28.85%, 4th quarter, 1998; and Worst Quarter was down -23.60%, 1st quarter, 2001.

AllianceBernstein Mid-Cap Growth Fund
--------------------------------------------------------------------------------


OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-capitalization companies. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -35.62%      -10.39%       3.33%
             -------------------------------------------------------------------
A***          Return After Taxes
                on Distributions               -35.62%      -11.35%       0.21%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares            -21.87%       -7.79%       2.08%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -36.07%      -10.37%       3.09%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -34.15%      -10.45%       2.90%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                          -32.45%       -9.39%       4.00%
--------------------------------------------------------------------------------
Russell       (reflects no
Mid-Cap         deduction for
Growth          fees, expenses,
Index           or taxes)                      -27.41%       -1.82%       6.71%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Dates for Class C shares: 5/3/93 and for Advisor Class shares:
    10/1/96. Performance information for periods prior to the inception of Class C and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 42.25%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
  14.26  -2.51  34.84   17.54   36.01   -2.72    33.90   -15.88   -18.09  -32.72

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 26.41%, 4th quarter, 1999; and Worst Quarter was down -25.52%, 3rd quarter, 2001.

AllianceBernstein Small Cap Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million).


The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -34.73%      -10.91%       3.33%
A***         -------------------------------------------------------------------
              Return After Taxes
                on Distributions               -34.73%      -11.79%       0.78%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares            -21.33%       -8.41%       1.90%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -35.07%      -10.83%       3.13%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -33.07%      -10.83%       2.97%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                          -31.67%       -9.84%       4.03%
--------------------------------------------------------------------------------
Russell       (reflects no
2000            deduction for
Growth          fees, expenses,
Index           or taxes)                      -30.26%       -6.59%       2.62%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class C shares: 5/3/93 and for Advisor Class shares:
   10/1/96. Performance information for periods prior to the inception of Class C and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 26.79%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 1993     1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
 16.16   -7.27   47.64   32.62   17.24   -4.56   12.96   -7.61   -13.64   -31.84

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 25.05%, 4th quarter, 2001; and Worst Quarter was down -28.79%, 3rd quarter, 2001.

AllianceBernstein Technology Fund

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year**       Years**    Years**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -45.37%       -3.08%       9.30%
A***         -------------------------------------------------------------------
              Return After Taxes
                on Distributions               -45.37%       -3.82%       7.55%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares            -27.86%       -1.98%      7.46%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -45.67%       -2.96%       9.17%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -43.95%       -2.96%       9.01%
--------------------------------------------------------------------------------
Class R       Return Before Taxes              -43.07%       -2.43%       9.55%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                          -42.79%       -1.94%      10.06%
--------------------------------------------------------------------------------
NASDAQ        (reflects no
Composite       deduction for
Index           fees, expenses,
                or taxes)                      -31.53%       -3.19%       7.03%
--------------------------------------------------------------------------------
Goldman       (reflects no
Sachs           deduction for
Technology      fees, expenses,
Index           or taxes)                      -40.29%       -3.27%        n/a

--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class B shares, for Class C shares: 5/3/93, for Class R shares: 11/3/03, and for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Class B, Class C, Class R and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratios of Class B, Class C and Class R shares and the lower expense ratio of Advisor Class shares, respectively.

*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C, Class R and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 28.47%.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
21.63   28.50  45.80   19.41    4.54   63.14   71.78    -24.62   -25.88   -42.95

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 44.57%, 4th quarter, 1999; and Worst Quarter was down -35.31%, 3rd quarter, 2001.

AllianceBernstein Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------
Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                               1       Since
                                                             Year    Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes                           -20.74%      -3.62%
A***         -------------------------------------------------------------------
              Return After Taxes
                on Distributions                            -20.74%      -3.69%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and Sale
                of Fund Shares                              -12.74%      -2.90%
--------------------------------------------------------------------------------
Class B       Return Before Taxes                           -21.10%      -3.37%
--------------------------------------------------------------------------------
Class C       Return Before Taxes                           -18.71%      -3.08%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                                       -17.05%      -1.84%
--------------------------------------------------------------------------------
S&P 500       (reflects no deduction for
Index           fees, expenses, or taxes)                   -22.09%     -10.25%
--------------------------------------------------------------------------------
S&P           (reflects no deduction for
Healthcare      fees, expenses or taxes)
Composite                                                   -18.82%      -2.55%
--------------------------------------------------------------------------------
MSCI World
Healthcare
Index                                                       -17.98%      -4.08%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Date for all Classes is 8/27/99.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual return in the bar chart is for the Fund's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 10.91%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
  n/a    n/a     n/a     n/a     n/a     n/a     n/a    31.44   -17.56   -17.24

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.76%, 2nd quarter, 2000; and Worst Quarter was down -19.20%, 1st quarter, 2001.

INTERNATIONAL GROWTH FUNDS

The International Growth Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

AllianceBernstein International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 35 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of companies than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                                1       Since
                                                              Year   Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes                           -21.94%      -7.47%
A***         -------------------------------------------------------------------
              Return After Taxes
                on Distributions                            -21.94%      -7.67%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and Sale
                of Fund Shares                              -13.47%      -5.79%
--------------------------------------------------------------------------------
Class B       Return Before Taxes                           -22.34%      -7.34%
--------------------------------------------------------------------------------
Class C       Return Before Taxes                           -19.91%      -7.34%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                                       -18.26%      -6.39%
--------------------------------------------------------------------------------
MSCI          (reflects no deduction
EAFE            for fees, expenses,
Index           or taxes)                                   -15.66%      -5.53%
--------------------------------------------------------------------------------
MSCI          (reflects no deduction
EAFE            for fees, expenses,
Growth          or taxes)
Index                                                       -15.76%      -7.90%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Date for all Classes is 3/3/98.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, the annual return would be less than that shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 11.24%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
  n/a    n/a    n/a     n/a     n/a     n/a     47.21   -25.35   -20.17   -18.45

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 30.43%, 4th quarter, 1999; and Worst Quarter was down -21.26%, 3rd quarter, 2002.

AllianceBernstein Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Companies that have undergone privatization could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                   1            5       Since
                                                 Year        Years   Inception**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -10.24%       -1.35%       3.69%
A***         -------------------------------------------------------------------
              Return After Taxes
                on Distributions               -10.24%       -3.29%       1.67%
--------------------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares               -6.29%       -1.38%      2.58%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -10.57%       -1.20%       3.51%
--------------------------------------------------------------------------------
Class C       Return Before Taxes               -7.77%       -1.22%       3.46%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                           -5.85%       -0.18%       4.51%
--------------------------------------------------------------------------------
MSCI          (reflects no
World           deduction for
Index           fees, expenses,
(minus          or taxes)
the U.S.)                                      -15.51%       -2.44%       0.92%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Dates for Class A and   Class B shares: 6/2/94 and for Class C
    shares: 2/8/95 and for Advisor Class shares: 10/1/96. Performance information for periods prior to the inception of Class C and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:
    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 22.15%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
  n/a     n/a   4.91   23.14   13.18    8.92    56.33   -25.33  -18.13   -6.22

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 34.15%, 4th quarter, 1999; and Worst Quarter was down -17.44%, 3rd quarter, 1998.

AllianceBernstein New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:
The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 20% of its net assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At June 30, 2003, the Fund had approximately 36% of its assets invested in securities of United Kingdom issuers.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2002)
--------------------------------------------------------------------------------
                                                  1             5          10
                                                 Year         Years      Years**
--------------------------------------------------------------------------------
Class         Return Before Taxes              -25.46%       -3.57%       6.97%
A***         -------------------------------------------------------------------
              Return After Taxes
                on Distributions               -25.46%       -4.83%       5.53%
             -------------------------------------------------------------------
              Return After Taxes on
                Distributions and
                Sale of Fund Shares            -15.63%       -2.74%      5.67%
--------------------------------------------------------------------------------
Class B       Return Before Taxes              -25.97%       -3.51%       6.83%
--------------------------------------------------------------------------------
Class C       Return Before Taxes              -23.61%       -3.48%       6.63%
--------------------------------------------------------------------------------
Advisor       Return Before Taxes
Class                                          -22.01%       -2.53%       7.69%
--------------------------------------------------------------------------------
MSCI          (reflects no
Europe          deduction for
Index           fees, expenses,
                or taxes)                      -18.09%       -1.96%       8.33%
--------------------------------------------------------------------------------
Solomon       (reflects no
Smith           deduction for
Barney          fees, expenses,
Europe          or taxes)
PMI Growth
Index                                          -20.92%       -3.49%       6.96%
--------------------------------------------------------------------------------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**  Inception Dates for Class C shares: 5/3/93 and for Advisor Class shares:
    10/1/96. Performance information for periods prior to the inception of Class C and Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares and the lower expense ratio of Advisor Class shares, respectively.
*** After-tax Returns:

    - Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;

    - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

    - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2003, the year-to-date unannualized return for Class A shares was 11.09%.


[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


 1993    1994   1995    1996    1997    1998     1999    2000     2001    2002
--------------------------------------------------------------------------------
34.57    4.64  18.63   20.58   16.83   24.99    26.13   -8.81    -22.15  -22.17

                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 24.84%, 4th quarter, 1999; and Worst Quarter was down -25.84%, 3rd quarter, 2002.

SUMMARY OF PRINCIPAL RISKS
The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK
This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the AllianceBernstein Growth Funds are subject to market risk.

INDUSTRY/SECTOR RISK
This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are AllianceBernstein Technology Fund and AllianceBernstein Health Care Fund. This risk may be greater for AllianceBernstein Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.


CAPITALIZATION RISK
This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. AllianceBernstein Growth Fund and AllianceBernstein Mid-Cap Growth Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. AllianceBernstein Small Cap Growth Fund and

AllianceBernstein Health Care Fund are particularly subject to this risk.

INTEREST RATE RISK
This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those AllianceBernstein Growth Funds that invest a substantial portion of their assets in fixed-income securities. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").

CREDIT RISK
This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those AllianceBernstein Growth Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK
This is the risk of investments in issuers located in foreign countries. All AllianceBernstein Growth Funds with foreign securities are subject to this risk, including, in particular, AllianceBernstein Technology Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Worldwide Privatization Fund and AllianceBernstein New Europe Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

CURRENCY RISK
This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, AllianceBernstein Technology Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Worldwide Privatization Fund and AllianceBernstein New Europe Fund.


COUNTRY OR GEOGRAPHIC RISK
This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are AllianceBernstein Worldwide Privatization Fund and AllianceBernstein New Europe Fund.

MANAGEMENT RISK

Each AllianceBernstein Growth Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.


FOCUSED PORTFOLIO RISK
Funds, such as AllianceBernstein Premier Growth Fund and AllianceBernstein International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.



PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------
The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


--------------------------------------------------------------------------------
                                                 Industry/  Capital-  Interest
                                         Market   Sector     ization    Rate
Fund                                      Risk     Risk       Risk      Risk
--------------------------------------------------------------------------------
AllianceBernstein Premier Growth Fund       o
AllianceBernstein Growth Fund               o                   o        o
AllianceBernstein Mid-Cap Growth Fund       o                   o
AllianceBernstein Small Cap Growth Fund     o                   o
AllianceBernstein Technology Fund           o        o
AllianceBernstein Health Care Fund          o        o          o
AllianceBernstein International
Premier Growth Fund                         o
AllianceBernstein Worldwide
Privatization Fund                          o
AllianceBernstein New Europe Fund           o




-------------------------------------------------------------------------------------------------
                                                                  Country or             Focused
                                        Credit  Foreign  Currency  Geographic   Manage-  Portfolio
Fund                                     Risk    Risk      Risk       Risk     ment Risk    Risk
-------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Fund                                               o         o
AllianceBernstein Growth Fund             o       o         o                       o
AllianceBernstein Mid-Cap Growth Fund                                               o
AllianceBernstein Small Cap Growth Fund                                             o
AllianceBernstein Technology Fund                 o         o                       o
AllianceBernstein Health Care Fund                o         o                       o
AllianceBernstein International
Premier Growth Fund                               o         o                       o         o
AllianceBernstein Worldwide
Privatization Fund                                o         o          o            o
AllianceBernstein New Europe Fund                 o         o          o            o



FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)


                                                                 Class A     Class B    Class C      Class R     Advisor Class
                                                                 Shares      Shares     Shares     Shares (a)       Shares
                                                                ---------   --------   ---------    ---------    -------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                   4.25%(b)      None       None         None           None

Maximum Deferred Sales Charge (Load)                              None         4.0%*(b)   1.0%**(b)   None           None
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)

Exchange Fee                                                      None        None       None         None           None


(a) Class R shares are only offered by AllianceBernstein Premier Growth Fund and AllianceBernstein Technology Fund and only to certain group retirement plans. See "Purchase and Sale of Shares" in this Prospectus.
(b) Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year CDSC may apply. CDSCs for Class A, B and C shares may also be subject to waiver in certain circumstances. See "Sales Charge Reduction Programs" and "Distribution Arrangements" in the
    Prospectus and "Purchase of Shares" in the Statement of Additional Information.
* Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 4th year.
**  For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                 Operating Expenses
----------------------------------------------------------------------
AllianceBernstein                                             Advisor
Premier Growth Fund       Class A  Class B  Class C  Class R   Class
                          -------  -------  -------  -------  --------
  Management fees          .99%     .99%      .99%    .99%     .99%
  Distribution   (12b-1)
  and service fees         .30%    1.00%     1.00%    .50%    None
  Other expenses           .60%     .66%      .63%    .60%(a)  .61%
                         -----    -----     -----   -----    -----
  Total fund operating
   expenses               1.89%    2.65%     2.62%   2.09%(a) 1.60%
                         =====    =====     =====   =====    =====




                                          Examples
 -------------------------------------------------------------------------------------------
                                                                                    Advisor
                 Class A  Class B+    Class B++     Class C+  Class C++   Class R    Class
                 -------  --------    ---------     --------  ---------   -------   --------
 After 1 year    $   609  $     668     $   268     $   365     $   265   $   212  $   163
 After 3 years   $   994  $   1,023     $   823     $   814     $   814   $   655  $   505
 After 5 years   $ 1,403  $   1,405     $ 1,405     $  1,390    $ 1,390   $ 1,124  $   871
 After 10 years  $ 2,543  $   2,799(b)  $ 2,799(b)  $  2,954    $ 2,954   $ 2,421  $ 1,900







AllianceBernstein                                 Advisor
Growth Fund             Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees          .75%     .75%      .75%    .75%
  Distribution (12b-1)
    and service fees       .30%    1.00%    1.00%    None
  Other expenses           .61%     .66%      .63%    .61%
                         -----    -----     -----  -----
  Total fund operating
   expenses               1.66%    2.41%     2.38%   1.36%
                         =====    =====     =====   =====





                                                                          Advisor
                 Class A  Class B+     Class B++    Class C+  Class C++    Class
                  -------  -------      ---------    --------  ---------   --------
 After 1 year     $  587  $     644    $    244    $     341 $      241  $    138
 After 3 years    $  926  $     951    $    751    $     742 $      742  $    431
 After 5 years    $1,289  $   1,285    $  1,285    $   1,270 $    1,270  $    745
 After 10 years   $2,307  $   2,561(b) $  2,561(b) $   2,716 $    2,716  $  1,635





AllianceBernstein                                 Advisor
Mid-Cap Growth Fund      Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees          .75%     .75%      .75%    .75%
  Distribution (12b-1)
    and service fees       .22%    1.00%     1.00%   None
  Other expenses           .48%     .57%      .52%    .48%
                         -----    -----     -----   -----
  Total fund operating
   expenses               1.45%    2.32%     2.27%   1.23%
                         =====    =====     =====   =====




                                                                        Advisor
                Class A   Class B+     Class B++    Class C+  Class C++    Class
                -------   -------      ---------    --------  ---------   --------
After 1 year    $   566  $     635      $  235      $    330  $     230  $    125
After 3 years   $   864  $     924      $  724      $    709  $     709  $    390
After 5 years   $ 1,183  $   1,240      $1,240      $  1,215  $   1,215  $    676
After 10 years  $ 2,087  $   2,438(b)   $2,438(b)   $  2,605  $   2,605  $  1,489

--------------------------------------------------------------------------------
Please refer to the footnotes on page 17.

                 Operating Expenses
-----------------------------------------------------------------------
AllianceBernstein                                 Advisor
Small Cap Growth Fund   Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees         1.00%    1.00%     1.00%  1.00%
  Distribution (12b-1)
    and service fees       .27%    1.00%     1.00%   None
  Other expenses          1.05%    1.14%     1.10%   1.05%
                         -----    -----     -----   -----
  Total fund operating
    expenses              2.32%    3.14%     3.10%   2.05%
                         =====    =====     =====   =====




                                         Examples
 ----------------------------------------------------------------------------------
A                                                                        Advisor
S                Class A   Class B+     Class B++    Class C+  Class C++    Class
                 -------   -------      ---------    --------  ---------   --------
 After 1 year     $  650   $    717    $    317     $    413  $     313  $    208
 After 3 years    $1,119   $  1,169    $    969     $    957  $     957  $    643
 After 5 years    $1,613   $  1,645    $  1,645     $  1,625  $   1,625  $  1,103
 After 10 years   $2,968   $  3,259(b) $  3,259(b)  $  3,411  $   3,411  $  2,379






AllianceBernstein                                           Advisor
Technology Fund         Class A  Class B  Class C  Class R   Class
                          -------  -------  -------  -------  --------
  Management fees         1.03%   1.03%     1.03%   1.03%    1.03%
  Distribution (12b-1)
    and service fees       .30%    1.00%     1.00%     50%    None
  Other expenses           .91%    .99%       .98%    .91%(a)  .91%
                         -----    -----     -----   -----    -----
  Total fund operating
   expenses               2.24%    3.02%     3.01%   2.44%(a) 1.94%
                         =====    =====     =====   =====    =====




                                                                                    Advisor

                Class A  Class B+      Class B++   Class C+  Class C++   Class R    Class
                -------  --------      ---------   --------  ---------   -------   --------
After 1 year    $   642  $     705     $   305     $    404  $     304  $    247   $  197
After 3 years   $ 1,095  $   1,133     $   933     $    930  $     930  $    761   $  609
After 5 years   $ 1,574  $   1,587     $ 1,587     $  1,582  $   1,582  $  1,301   $1,047
After 10 years  $ 2,890  $   3,155(b)  $ 3,155(b)  $  3,327  $   3,327  $  2,776   $2,264






AllianceBernstein                                 Advisor
Health Care Fund         Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees          .95%     .95%      .95%    .95%
  Distribution (12b-1)
    and service fees       .30%    1.00%     1.00%   None
  Other expenses           .81%     .87%      .85%    .82%
                         -----    -----     -----  -----
  Total fund operating
   expenses               2.06%    2.82%     2.80%   1.77%
                         =====    =====     =====   =====




AllianceBernstein                                                          Advisor
                 Class A   Class B+     Class B++    Class C+  Class C++    Class
                 -------   -------      ---------    --------  ----------  --------
After 1 year    $   625  $     685     $   285     $    383   $    283  $    180
After 3 years   $ 1,043  $   1,074     $   874     $    868   $    868  $    557
After 5 years   $ 1,486  $   1,489     $ 1,489     $  1,479   $  1,479  $    959
After 10 years  $ 2,713  $   2,966(b)  $ 2,966(b)  $  3,128   $  3,128  $  2,084






AllianceBernstein
International Premier                             Advisor
Growth Fund             Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees         1.00%    1.00%     1.00%   1.00%
  Distribution (12b-1)
    and service fees       .30%    1.00%     1.00%   None
  Other expenses          1.69%    1.79%     1.73%   1.70%
                         -----    -----     -----   -----
  Total fund operating
   expenses               2.99%    3.79%     3.73%   2.70%
                        =====    =====     =====   =====
   Waiver and/or expense
   reimbursement (c)      (.49%)   (.59%)    (.53%)  (.50%)
                         -----    -----     -----   -----
  Net expenses            2.50%    3.20%     3.20%   2.20%
                         =====    =====     =====   =====





                                                                          Advisor
                Class A   Class B+     Class B++    Class C+  Class C++    Class
                -------   -------      ---------    --------  ---------   --------
After 1 year     $  667   $    723    $    323     $    423   $    323  $    223
After 3 years(d) $1,266   $  1,304    $  1,104     $  1,092   $  1,092  $    791
After 5 years(d) $1,889   $  1,904    $  1,904     $  1,881   $  1,881  $  1,385
After 10 years(d)$3,560   $  3,816(b) $3,816(b)    $  3,942   $  3,942  $  2,995







AllianceBernstein
Worldwide                                          Advisor
Privatization Fund       Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees         1.00%    1.00%     1.00%   1.00%
  Distribution (12b-1)
    and service fees       .30%    1.00%     1.00%   None
  Other expenses           .99%    1.08%     1.06%    .98%
                         -----    -----     -----   -----
  Total fund operating
   expenses               2.29%    3.08%     3.06%   1.98%
                         =====    =====     =====   =====




AllianceBernstein
Worldwide                                                                                           Advisor
Privatization Fund                          Class A   Class B+     Class B++    Class C+  Class C++    Class
                                           -------   -------      ---------    --------  ---------   --------
  Management fees          After 1 year     $  647  $     711     $   311     $    409   $    309  $    201
  Distribution (12b-1)     After 3 years    $1,110  $   1,151     $   951     $    945   $    945  $    621
    and service fees       After 5 years    $1,598  $   1,616     $ 1,616     $  1,606   $  1,606  $  1,068
  Other expenses           After 10 years   $2,939  $   3,209(b)  $ 3,209(b)  $  3,374   $  3,374  $  2,306






AllianceBernstein                                 Advisor
New Europe Fund          Class A  Class B  Class C  Class
                        -------- -------  -------  ------
  Management fees         1.05%    1.05%     1.05%   1.05%
  Distribution (12b-1)
    and service fees       .30%    1.00%     1.00%   None
  Other expenses          1.19%    1.30%     1.22%   1.20%
                         -----    -----     -----  -----
  Total fund operating
   expenses               2.54%    3.35%     3.27%   2.25%
                         =====    =====     =====   =====




                                                                          Advisor
                Class A   Class B+     Class B++    Class C+  Class C++    Class
                -------   -------      ---------    --------  ---------   --------
After 1 year   $    671   $    738    $    338     $    430   $    330  $    228
After 3 years  $  1,182   $  1,230    $  1,030     $  1,007   $  1,007  $    703
After 5 years  $  1,718   $  1,745    $  1,745     $  1,707   $  1,707  $  1,205
After 10 years $  3,178   $  3,457(b) $  3,457(b)  $  3,567   $  3,567  $  2,585



--------------------------------------------------------------------------------
+   Assumes redemption at end of period.
++  Assumes no redemption at end of period.
(a) Based on estimated expenses.
(b) Assumes Class B shares convert to Class A shares after eight years.
(c) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.
(d) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.

--------------------------------------------------------------------------------
                         SALES CHARGE REDUCTION PROGRAMS
--------------------------------------------------------------------------------

AllianceBernstein Mutual Funds offer several ways for investors to reduce or eliminate sales charges. A brief summary of some of these Sales Charge Reduction, or "breakpoint", programs is outlined below. More details about these programs is contained in the Funds' Statement of Additional Information or on our Website at www.AllianceCapital.com.

o  Breakpoints

   The AllianceBernstein Mutual Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

o  Breakpoints Offered by the AllianceBernstein Mutual Funds

   The AllianceBernstein Mutual Funds offer the following breakpoint privileges:

   Quantity Discounts--Under this type of breakpoint, larger investments in Class A shares are charged lower sales charges. For very large investments, the entire sales charge may be waived. A shareholder investing more than $100,000 in Class A shares of an AllianceBernstein Mutual Fund is eligible for a reduced sales charge. Front-end sales charges are eliminated completely for purchases over $1 million, although a 1%, 1-year contingent deferred sales charge ("CDSC") may apply.

   The sales charge schedule of Class A share Quantity Discounts is as follows:

   Less than $100,000                       4.25%

   $100,000 but less than $250,000          3.25%

   $250,000 but less than $500,000          2.25%

   $500,000 but less than $1 million        1.75%

   $1 million and above                     0.00*

   * Class A shares redeemed within one year are subject to a CDSC equal to 1% of the lesser of the initial cost of the shares being redeemed or their net asset value at the time of redemption. No sales charge is assessed on increases in net asset value above the initial purchase price.



   Rights of Accumulation--Shareholders can combine the value of a new investment in a fund with the value of existing investments in the fund to determine if the new investment is eligible for a Quantity Discount. The AllianceBernstein Mutual Funds use the current net asset value of your existing investments when combining them with your new investment. Shareholders may also aggregate the value of all of their investments in all of their AllianceBernstein Mutual Funds for purposes of Rights of Accumulation.

   Combined Purchase Privileges--Shareholders may include the value of accounts held by their spouse and children under the age of 21 for purposes of reaching Quantity Discounts or Rights of Accumulation. These privileges apply even if your related accounts are opened using different brokers or brokerage firms, so it's important to let your broker(s) know about all your accounts that may be combined for these privileges.

   Letter of Intent--Some investors may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would be sufficient for a Quantity Discount. For these situations, the AllianceBernstein Mutual Funds offer a Letter of Intent. With a Letter of Intent, the investor expresses his/her intention, in writing, to invest a certain amount over a specified period of time. The fund will then apply to each of the investor's periodic investments, the Quantity Discount that would apply to the total amount stated in the Letter of Intent. However, if an investor fails to invest the total amount stated in the Letter of Intent, the fund can retroactively collect the sales charges (by redeeming shares in the investor's account at their current net asset value) that should have applied given the amount that the investor actually did invest.

o  Other Sales Charge Waivers

   The AllianceBernstein Mutual Funds offer other ways for qualifying shareholders to obtain reduced sales charges. More details about these sales charge reduction programs are contained in the Funds' Statement of Additional Information. These programs apply to certain types of investors, like certain retirement plans. Other programs include a dividend reinvestment program, exchange privilege program and the reinstatement privilege. The AllianceBernstein Mutual Funds also offer certain opportunities to waive otherwise applicable contingent deferred sales charges, which are described in the Funds' Statement of Additional Information.

For more information, please refer to your Fund's Statement of Additional Information, call your financial advisor or visit our website at www.AllianceCapital.com.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES
The Funds' net asset value or NAV is calculated at the next close of regular trading on the Exchange (ordinarily, 4 p.m., Eastern time), each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Sales of Fund shares may be subject to a contingent deferred sales charge or CDSC. See Distribution Arrangements, for details.

HOW TO BUY SHARES
Class A, Class B and Class C Shares
You may purchase a Fund's Class A, B, or C shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM.

Minimum investment amounts are:

         --Initial:                         $ 1,000
         --Subsequent:                      $    50
         --Automatic Investment Program:    $    25

If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.

Class A shares are available at NAV to all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans") except those plans that are eligible to purchase Class R shares. For Funds that do not offer Class R shares, Class A shares are available at NAV to those group retirement plans that would have been eligible to purchase Class R shares as described below.

Class B shares are generally not available to group retirement plans, except for plans described in the Statement of Additional Information under "Purchase of Shares". Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with less than $250,000 in Plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan level assets of less than $1 million.

Advisor Class Shares
You may purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. Advisor Class Shares may be purchased, and held solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABIRM;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10 million in assets and that are purchased directly by the plan, without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by ABIRM for investment in Advisor Class shares. The Funds' SAIs have more detailed information about who may purchase and hold Advisor Class shares.

Class R Shares
Class R shares are available to group retirement plans that have plan assets of $1 million to $10 million and have plan level or omnibus accounts on the books of a Fund. Class R shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein sponsored retirements products.

General
A Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action as it deems appropriate which may include closing your account. If you are not a US citizen or Resident Alien, your account must be affiliated with a NASD member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may modify, restrict, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.

o  Selling Shares Through Your Broker or Financial Representative

Your broker or financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your broker or financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o Selling Shares Directly to the Fund

By Mail:
   --Send a signed letter of instruction or stock power, along with certificates, to:

                        Alliance Global Investor Services
                                 P.O. Box 786003
                           San Antonio, TX 78278-6003

  --For certified or overnight deliveries, send to:

                        Alliance Global Investor Services
                             8000 IH 10 W, 4th floor
                              San Antonio, TX 78230

--For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.


By Telephone:


--You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

--A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

--If you have selected electronic funds transfer in your Shareholder
  Application, the redemption proceeds will be sent directly to your bank.

Otherwise, the proceeds will be mailed to you.

--Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

--Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Funds offer four classes of shares through this Prospectus, except AllianceBernstein Premier Growth Fund and AllianceBernstein Technology Fund, which offer five classes of shares through this Prospectus. Special distribution arrangements are available for certain group retirement plans. These arrangements are described below under "Special Distribution Arrangements for Retirement Plans." In addition, the Statement of Additional Information contains more information relating to waivers of sales charges and CDSCs.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE
You can purchase Class A shares at NAV with an initial sales charge as follows:

                                                         Commission
                              Initial Sales Charge       to Dealer/
                                                          Agent as
                               As % of      As % of         % of
                               Net Amount  Offering        Offering
Amount Purchased              Invested       Price           Price
--------------------------------------------------------------------------------
Up to $100,000                 4.44%        4.25%           4.00%
$100,000 up to $250,000        3.36         3.25            3.00
$250,000 up to $500,000        2.30         2.25            2.00
$500,000 up to $1,000,000      1.78         1.75            1.50

You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Monthly Purchase Program for Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value Programs. Consult the Subscription Application and a Fund's SAI for additional information about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE
You can purchase Class B Shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 4 years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

          Years Since Purchase                  CDSC
                  First                         4.0%
                  Second                        3.0%
                  Third                         2.0%
                  Fourth                        1.0%
                  Fifth                         None

If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

The Fund's Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE
You can purchase Class C shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

CLASS R SHARES--CERTAIN GROUP RETIREMENT PLANS
Class R shares are available only to certain group retirement plans discussed above with plan assets of at least $1 million but not more than $10 million. Class R shares do not have any initial sales charge or CDSC and carry a .50% Rule 12b-1 fee.

ADVISOR CLASS SHARES--FEE BASED PROGRAM ALTERNATIVE
You may purchase Advisor Class shares through your financial representative. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. However, when you purchase Advisor Class shares through your financial representative, your financial representative may charge a fee.

GENERAL
Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                    Rule 12b-1 Fee (As a Percentage of
                    Aggregate Average Daily Net Assets)
Class A                              .30%*
Class B                             1.00%
Class C                             1.00%
Class R                              .50%
Advisor Class                       None

-------------------------------------------------------------------------------
* The fee under the Rule 12b-1 Plan for the Class A shares of AllianceBernstein Growth Fund and AllianceBernstein Premier Growth Fund is .50% of the aggregate average daily net assets. The Directors of AllianceBernstein Growth Fund and AllianceBernstein Premier Growth Fund currently limit the payments to .30%.

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C and Class R shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B, Class C and Class R shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries. Advisor Class shares do not charge any distribution fees and therefore they have a lower expense ratio than Class A, Class B, Class C or Class R shares and pay a correspondingly higher dividend.

Choosing a Class of Shares (other than Group Retirement Plans). The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are making a smaller investment, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000. There is no maximum purchase amount for Advisor Class shares. Advisor Class shares are not available to all shareholders.
See "How to Buy Shares."

You should consult your financial agent to assist in choosing a class of Fund shares.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bimonthly, or quarterly systematic withdrawal plan. See the Fund's SAI for further information about CDSC waivers.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, Class C, Class R or Advisor Class shares made through your financial representative. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Adviser may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of a Fund. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a Fund on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities, such as client education meetings, relating to a Fund. The Principal Underwriter pays a discount or commission to financial intermediaries in connection with their sale of shares of a Fund, as described above. In addition to this discount or commission, the Principal Underwriter may, from time to time, pay additional cash or other incentives to financial intermediaries in connection with the sale of shares of a Fund. Such cash or other incentives may take the form of payment for attendance by individual registered representatives at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a financial intermediary to locations within or outside the United States.


SPECIAL DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
Each Fund offers special distribution arrangements for group retirement plans and employee benefit plans, including employer-sponsored tax-qualified 401(k) plans, and other defined contribution plans (the "Plans"). However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the Plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. The Plans also may not offer all classes of shares of a Fund. In order to enable participants investing through the Plans to purchase shares of a Fund, the maximum and minimum investment amounts may be different for shares purchased through the Plans from those described in this Prospectus. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in this Prospectus and the Statement of Additional Information. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.


CLASS A
Class A shares are available at net asset value to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with at least $250,000 in plan assets or 100 employees. In such cases, Class A shares are subject to a 1%, 1 year CDSC on redemptions if the plan terminates a Fund as an investment option within one year. Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million. The 1%, 1 year CDSC also applies; however, the CDSC may be waived under certain circumstances as set forth under "Purchase of Shares" in the Statement of Additional Information. For Funds that do not offer Class R shares, Class A shares at NAV are available to those group retirement plans which would be eligible to purchase Class R shares if Class R shares were so offered.


CLASS C
Class C shares are available to group retirement plans with plan level assets of less than $1 million.

CLASS R
Class R shares are available to certain group retirement plans with plan assets of at least $1 million but not more than $10 million. Class R shares carry no front-end sales charge or CDSC but are subject to a .50% Rule 12b-1 distribution fee.

CHOOSING A CLASS OF SHARES FOR GROUP RETIREMENT PLANS
Group retirement plans with plan assets in excess of $10 million are eligible to purchase Class A shares at NAV. In addition, under certain circumstances, the 1%, 1 year CDSC may be waived. Since Class A has a lower Rule 12b-1 distribution fee than Class R, plans eligible for Class A shares with no CDSC should purchase Class A shares. Group retirement plans with assets of between $1 million and $10 million should purchase Class R shares.


-------------------------------------------------------------------------------
                                    GLOSSARY
-------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES
Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.


U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.


TYPES OF COMPANIES OR COUNTRIES
European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.


Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of a non-U.S. company are considered to be issued by a U.S. company.

Rating Agencies, Rated Securities and Indexes
Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER
1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

-------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
-------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
DOMESTIC GROWTH FUNDS
The Domestic Growth Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

AllianceBernstein Premier Growth Fund
AllianceBernstein Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.


Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of approximately 500 companies. An emphasis is placed on identifying companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Alliance also looks for companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, Alliance tends to add to positions on price weakness and sell into price strength, all else being equal and assuming company fundamentals are intact. Alliance uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline.


Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o  invest up to 20% of its net assets in convertible securities;

o  invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;


o invest up to 5% of its net assets in rights or warrants;

o invest in synthetic foreign equity securities;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and


o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

AllianceBernstein Growth Fund
AllianceBernstein Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities, although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and enter into forward foreign currency exchange contracts;

o enter into forward commitments;


o buy and sell stock index futures contracts and options on stock index futures contracts for hedging purposes, and options on stock indices;

o purchase and sell futures contracts and options on futures contracts for hedging purposes, and options on U.S. Treasury securities;


o write covered call and put options;

o purchase and sell put and call options;


o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;


o make loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to 25% of its total assets.

AllianceBernstein Mid-Cap Growth Fund
AllianceBernstein MId-Cap Growth Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;


o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;

o make secured loans of portfolio securities of up to 25% of its total assets;
  and


o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.

Prior to February 1, 2002, the Fund was known as The Alliance Fund.


AllianceBernstein Small Cap Growth Fund
AllianceBernstein Small Cap Growth Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For purposes on this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "smaller companies" are those that, at time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund's definition of smaller companies is dynamic, the upper limit on market capitalization will change with the markets. As of June 30, 2003, there were approximately 4,700 smaller companies, and those smaller companies had market capitalizations ranging up to approximately $3.9 billion.


The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well- known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund also may:


o purchase and sell forward and futures contracts, and options on these securities for hedging purposes;


o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets;


o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and


o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.


Prior to November 3, 2003, the Fund was known as AllianceBernstein Quasar Fund.


AllianceBernstein Technology Fund
AllianceBernstein Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). As a matter of fundamental policy, the Fund will invest at least 80% of its assets in the securities of these companies. The Fund normally will invest substantially all its assets in equity securities, but it also may invest in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities and up to 25% of its total assets in foreign securities.

The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase call and put options, including index put options, of up to, for all options, 10% of its total assets;


o enter into the purchase and sale of futures contracts and may purchase and write options on futures contracts.


o enter into swap transactions;

o invest up to 10% of its total assets in warrants;


o invest in synthetic foreign equity securities;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and


o make loans of portfolio securities of up to 30% of its total assets.


Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

AllianceBernstein Health Care Fund
AllianceBernstein Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in Health Care Industries. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.

The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and

Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provides for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;


o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and other pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o purchase or sell forward foreign currency exchange contracts;

o enter into forward commitments for the purchase or sale of securities;


o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;


o make secured loans of portfolio securities of up to 20% of its total assets; and

o enter into repurchase agreements.

INTERNATIONAL GROWTH FUNDS
The International Growth Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

AllianceBernstein International Premier Growth Fund
AllianceBernstein International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 35 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.


Within the investment framework of the Fund, Alliance's Large Cap Growth Group, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the AllianceBernstein Premier Growth Fund.


In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 35 most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o invest up to 20% of its total assets in convertible securities;

o invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;


o enter into the purchase or sale of futures contracts on fixed income securities or foreign currencies, or futures contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts for hedging purposes;


o purchase and write put and call options on foreign currencies for hedging purposes;

o purchase or sell forward contracts;

o enter into standby commitment agreements;

o enter into forward commitments;

o enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;


o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;


o make secured loans of portfolio securities of up to 30% of its total assets; and

o  enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.




AllianceBernstein Worldwide Privatization Fund
AllianceBernstein Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing, or have undergone, privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may maintain no more than 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;


o enter into the purchase or sale of futures contracts on fixed income securities or foreign currencies, or futures contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts for hedging purposes;


o purchase and write put and call options on foreign currencies for hedging purposes;

o purchase or sell forward contracts;

o enter into forward commitments;

o enter into standby commitment agreements;

o enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position;

o invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.;



o make secured loans of portfolio securities of up to 30% of its total assets; and

o enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

AllianceBernstein New Europe Fund
AllianceBernstein New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund has a fundamental policy of normally investing at least 65% of its total assets in these securities. However, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of European companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may invest up to 20% of its net assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.

In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund, but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.

Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o enter into forward commitments;

o enter into standby commitment agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.


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


DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES
This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.


Derivatives. The Funds may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Funds to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Funds may use derivatives for one or more of these purposes. The use of derivatives may have greater risk if they are used for other than hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Fund shareholders. A Fund may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of each Fund's investment objectives and policies.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.


There are four principal types of derivative instruments - options, futures, forwards, and swaps - from which virtually any type of derivative transaction can be created.


o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Swap transactions also include credit default swaps in which one party pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment, by the counterparty following a credit event in a specific debt obligation or obligations. A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.


  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid. A Fund will not enter into swap transactions unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized statistical rating organization, except for the AllianceBernstein

Technology Fund, which may enter into swap transactions with counterparties whose debt securities have ratings of at least A (or the equivalent) from any one nationally recognized statistical rating organization or counterparties with guarantors with debt securities having such a rating.


While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in a Fund.

Derivatives Used by the Funds. The following describes specific derivatives that one or more of the Funds may use.

Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if a Fund is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Forward Contracts. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward foreign currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward foreign currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward foreign currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward foreign currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. AllianceBernstein New Europe Fund will not enter into a forward foreign currency exchange contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts.

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



AllianceBernstein New Europe Fund's investments in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. AllianceBernstein Growth Fund also may purchase and sell foreign currency on a spot basis.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of AllianceBernstein International Premier Growth Fund 100% of its total assets. AllianceBernstein Premier Growth Fund and AllianceBernstein Small Cap Growth Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. AllianceBernstein Premier Growth Fund and AllianceBernstein Small Cap Growth Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

AllianceBernstein Technology Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Synthetic Foreign Equity Securities. Certain of the Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These type of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Funds will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the credit-worthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.


Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.


Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.


Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.


The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund, AllianceBernstein Worldwide Privatization Fund or AllianceBernstein New Europe

Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except that the limit is 10% for AllianceBernstein Health Care Fund and AllianceBernstein New Europe Fund and 5% for AllianceBernstein Growth Fund and AllianceBernstein Mid-Cap Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.


Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.



Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.


Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. AllianceBernstein Worldwide Privatization Fund may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to AllianceBernstein New Europe Fund and 50% with respect to AllianceBernstein International Premier Growth Fund and AllianceBernstein Worldwide Privatization Fund of the Fund's assets at the time of making the commitment.


There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event that the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS
Investment in certain of the Funds involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.


Currency Considerations. Substantially all of the assets of AllianceBernstein International Premier Growth Fund, AllianceBernstein Worldwide Privatization Fund and AllianceBernstein New Europe Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.


Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.


AllianceBernstein New Europe Fund may invest substantial amounts of its assets in United Kingdom issuers. Please refer to Appendix A for a discussion of risks associated with investments in this country.


Investment in Privatized Enterprises by AllianceBernstein Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.


Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. AllianceBernstein New Europe Fund will emphasize investment in smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.


U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.


Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between one year or less and 30 years in the case of each Fund that invests in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.


Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2003 totaling approximately $426 billion (of which approximately $156 billion represented assets of investment companies). As of June 30, 2003, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 45 of the nation's FORTUNE 100 companies), for public employee retirement funds in 43 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 125 separate investment portfolios, currently have approximately 7.3 million shareholder accounts.


Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:


                         Fee as a percentage of        Fiscal
Fund                    average daily net assets     Year Ending
-----                   ----------------------       ----------
AllianceBernstein Premier
   Growth Fund                      .99%              7/31/03
AllianceBernstein Growth Fund       .75%              7/31/03
AllianceBernstein Mid-Cap
   Growth Fund                      .75%              7/31/03
AllianceBernstein Small Cap
   Growth Fund                     1.00%              7/31/03
AllianceBernstein Technology
   Fund                            1.03%              7/31/03
AllianceBernstein Health
   Care Fund                        .95%              6/30/03
AllianceBernstein International
   Premier Growth Fund              .46%*             7/31/03
AllianceBernstein Worldwide
   Privatization Fund              1.00%              6/30/03
AllianceBernstein New
   Europe Fund                     1.05%              7/31/03
--------------------------------------------------------------------------------
* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Funds. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


Portfolio Managers
The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                          Principal Occupation
                                                            During the Past
Fund                   Employee; Year; Title                 Five (5) Years
--------------------------------------------------------------------------------

AllianceBernstein     Thomas G. Kamp; since 2003         *
Premier Growth        --Senior Vice President
Fund

AllianceBernstein     Alan Levi; since 2000              *
Growth Fund           --Senior Vice President of
                      Alliance Capital Management
                      Corporation (ACMC)**

AllianceBernstein     John L. Blundin; since 2001 *
Mid-Cap Growth        --Executive Vice
Fund                  President of ACMC

                      Catherine Wood; since 2002         Associated with
                      --Senior Vice President            Alliance since 2001;
                      of ACMC                            prior thereto, general partner
                                                         and portfolio manager with
                                                         Tupelo Capital Management.

AllianceBernstein     Bruce Aronow; since 2000           Associated with
Small Cap Growth      --Senior Vice President            Alliance since 1999;
Fund                  of ACMC                            prior thereto, Vice
                                                         President at Invesco.


AllianceBernstein     Janet Walsh; since 2003            *
Technology Fund       --Senior Vice President
                      of ACMC

AllianceBernstein     Norman Fidel; since inception      *
Health Care Fund      --Senior Vice President
                      of ACMC

AllianceBernstein     Guru M. Baliga; since 2001         *
International Premier --Senior Vice President
Growth Fund           of ACMC

AllianceBernstein     Edward Baker III; since 2002       *
Worldwide             --Senior Vice President
Privatization Fund    of ACMC

                      Michael Levy; since 2003           *
                      --Vice President, Special
                      Equity Portfolios, of ACMC

AllianceBernstein     Stephen Beinhacker; since          *
New Europe Fund       1997--Senior Vice President
                      of ACMC


--------------------------------------------------------------------------------
  *Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.
 **The sole general partner of Alliance.


The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

Performance of Similarly Managed Accounts. Institutional accounts. In addition to managing the assets of AllianceBernstein Premier Growth Fund, Mr. Kamp has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for AllianceBernstein Premier Growth Fund. The Historical Portfolios are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which AllianceBernstein Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Kamp has managed the Historical Portfolios as an employee of Alliance. As of June 30, 2003 the assets in the Historical Portfolios totaled approximately $629 million from eleven accounts. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of the maximum fee charged to any single account in the composite (0.75%), which fee is lower than the advisory fee associated with an investment in the fund and will therefor result in higher performance for these accounts as compared to the Fund. The performance data is also net of all brokerage commissions charged to those accounts, calculated on a monthly basis. Alliance has prepared and presented this data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of this data. The data has not been adjusted to reflect any fees that will be payable by AllianceBernstein Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for AllianceBernstein Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of AllianceBernstein Premier Growth Fund in accordance with the plan adopted by AllianceBernstein Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If AllianceBernstein Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, AllianceBernstein Premier Growth Fund's performance relative to the index would be reduced by AllianceBernstein Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on AllianceBernstein Premier Growth Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate Mr. Kamp's performance in managing the Historical Portfolios as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of AllianceBernstein Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.


The average annual total returns presented below are based upon the cumulative total return as of June 30, 2003 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.


AVERAGE ANNUAL TOTAL RETURNS


                  Premier     Premier
                  Growth      Growth                                Russell
                   Fund        Fund                                  1000
                 (Class A  (Class A with    Historical   S&P 500    Growth
                  at NAV)    Sales Load)    Portfolios    Index      Index
               ----------- --------------  ------------ ----------  --------
One year........     (5.59)%   (9.62)%       (2.51)%      0.25%      2.94%
Three years.....    (24.24)   (25.33)       (20.29)     (11.19)    (21.54)
Five years......     (7.70)    (8.50)        (3.98)      (1.61)     (5.03)
Since July 1,
1994............      8.70      8.17         11.37       11.04       9.28


Offshore Fund Account. In addition to managing the Fund's assets, Mr. Kamp has ultimate responsibility for the management of ACM Global Investments--American Growth Portfolio, a mutual investment fund organized under the laws of the Grand Duchy of Luxembourg of which Alliance is the investment adviser and which is available to non-U.S. investors ("ACM American Growth"). ACM American Growth has substantially the same investment objective and policies and has been managed in accordance with substantially similar investment strategies and techniques as those contemplated for the Fund. ACM American Growth is not subject to the same types of expenses as the Fund. In addition, it is not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on the Fund by the U.S. laws and regulations applicable to U.S. mutual funds. The performance results of ACM American Growth could have been negatively affected if it had been regulated as an U.S. mutual fund.


Set forth below is performance data provided by Alliance relating to ACM American Growth for the period since Mr. Kamp began to manage the fund in December 1996. As of June 30, 2003 the assets in ACM American Growth totaled approximately $520 million.


The performance data is for the Class AX shares of ACM American Growth and net of all fees charged to ACM American Growth. The data has not been adjusted to reflect any fees that will be payable by the Fund, which at current asset levels are generally lower than the fees imposed on ACM American Growth. The performance data also has not been adjusted for taxes, if any, payable by the shareholders of ACM American Growth.

The following performance data is provided solely to illustrate the past performance of Mr. Kamp in managing ACM American Growth. Investors should not rely on the following performance data of ACM American Growth as an indication of future performance of the Fund. The investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

AVERAGE ANNUAL TOTAL RETURNS



                    Premier      Premier
                     Growth       Growth                                 Russell
                      Fund         Fund                                   1000
                   (Class A   (Class A with   ACM American    S&P 500    Growth
                    at NAV)     Sales Load)      Growth*       Index      Index
                   ---------  --------------  ------------   ---------   -------
One year..........   (5.59)%      (9.62)%       (3.46)%         0.25%      2.94%
Three years.......  (24.24)      (25.33)       (20.89)        (11.19)    (21.54)
Five years........   (7.70)       (8.50)        (4.79)         (1.61)     (5.03)
Since 12/31/96....    2.20         1.52          4.22           5.85       3.02


--------------------------------------------------------------------------------
* Total return is for the Class AX shares of ACM American Growth, net of all fees. Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.


The average annual total returns presented below are based upon the cumulative total return as of June 30, 2003 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

Legal Proceedings. On December 7, 2001, a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in federal district court in the District of New Jersey against Alliance Capital Management L.P. ("Alliance") and AllianceBernstein Premier Growth Fund (formerly known as "Alliance Premier Growth Fund") alleging violation of the 1940 Act. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to AllianceBernstein Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when AllianceBernstein Premier Growth Fund purchased shares of Enron and as a consequence thereof the investment advisory fees paid to Alliance by AllianceBernstein Premier Growth Fund should be returned as a means of recovering for AllianceBernstein Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of certain fees paid by AllianceBernstein Premier Growth Fund to Alliance. Subsequently, between December 21, 2001 and July 11, 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance and AllianceBernstein Premier Growth Fund. All of those actions were consolidated in federal district court in the District of New Jersey. On January 6, 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the 1940 Act. While the Benak Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name AllianceBernstein Premier Growth Fund as a defendant. On February 7, 2003, Alliance moved to dismiss the Benak Consolidated Amended Complaint. That motion is pending. Alliance believes that plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations.

On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against Alliance, Alfred Harrison and AllianceBernstein Premier Growth Fund, alleging violation of the 1940 Act. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to AllianceBernstein Premier Growth Fund by causing AllianceBernstein Premier Growth Fund to invest in the securities of Enron and that the agreements between the AllianceBernstein Premier Growth and Alliance violated the 1940 Act because all of the directors of AllianceBernstein Premier Growth Fund should be deemed interested under the 1940 Act. Plaintiff seeks damages equal to AllianceBernstein Premier Growth Fund's losses as a result of AllianceBernstein Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. On March 24, 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak Complaint already pending there. AllianceBernstein Premier Growth Fund is no longer named as a defendant in this case. Alliance believes that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.

On December 13, 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in federal district court in the Southern Dsitrict of New York against Alliance, AllianceBernstein Premier Growth Fund and individual directors and certain officers of AllianceBernstein Premier Growth Fund. The Goggins Complaint alleges that defendants violated the Securities Act, because AllianceBernstein Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of AllianceBernstein Premier Growth Fund in relation to its investments, including its investments in Enron securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, AllianceBernstein Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations.

Alliance has been contacted by the Office of the New York State Attorney General ("NYAG") and the Commission in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance has suspended two of its employees, one of whom had been the portfolio manager and an officer of the AllianceBernstein Technology Fund, and the other of whom had been an executive involved in selling Alliance's hedge fund products. Alliance continues to review the facts and circumstances relevant to the Commission's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Funds and their shareholders, Alliance intends to vigorously pursue its rights, and the rights of the Funds and their shareholders, if it is determined that such trading occurred. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of these investigations may have on the Funds or Alliance's results of operations or financial condition.

Alliance also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds; AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisers Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein Mutual Funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance, and recovery of any fees paid in connection therewith. Alliance is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on the Funds or on Alliance's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Mutual Funds are named as nominal defendants. Additional lawsuits that are similar to these lawsuits have been filed, and Alliance believes that others may be filed, against the Alliance Capital defendants, the Funds and related parties.



--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

For federal income tax purposes, a Fund's distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes. Dividends and distributions are taxable whether you receive them in cash or shares or reinvest a cash distribution in additional shares.


Under the provisions of recently enacted tax legislation, the maximum long term capital gain rate has been reduced from 20% to 15%, and some or all of the distributions from a mutual fund may be treated as "qualified dividend income", taxable to individuals at the reduced maximum rate of 15% (5% for individuals in lower tax brackets), provided that both the Fund and the individual satisfy certain holding period and other requirements. A distribution from a Fund is treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the individual must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the 15% tax rate. To the extent distributions from a Fund are attributable to other sources, such as taxable interest, most distributions from real estate investment trusts, or short-term capital gains, the dividends will not be eligible for the lower rates. A Fund will notify you as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that you also satisfy the holding period requirements.


Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

-------------------------------------------------------------------------------
                               CONVERSION FEATURE
-------------------------------------------------------------------------------


As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.




-------------------------------------------------------------------------------
                               GENERAL INFORMATION
-------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.


Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent auditors for AllianceBernstein Premier Growth Fund, AllianceBernstein Growth Fund, AllianceBernstein Mid-Cap Growth Fund, AllianceBernstein Health Care Fund, AllianceBernstein International Premier Growth Fund and AllianceBernstein Worldwide Privatization Fund, and by Ernst & Young LLP, the independent auditors for AllianceBernstein Small Cap Growth Fund, AllianceBernstein Technology Fund and AllianceBernstein New Europe Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

                                                  Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein
Premier Growth Fund
   Class A
   12/1/02 to 7/31/03#.......    $15.07          $(.10)         $ .61            $ .51
   Year ended 11/30/02.......     20.24           (.19)         (4.98)           (5.17)
   Year ended 11/30/01.......     29.51           (.19)         (6.43)           (6.62)
   Year ended 11/30/00.......     35.82           (.26)         (3.69)           (3.95)
   Year ended 11/30/99.......     27.50           (.28)          9.21             8.93
   Year ended 11/30/98.......     22.00           (.15)          7.11             6.96
   CLASS B
   12/1/02 to 7/31/03#.......    $13.88          $(.16)         $ .55            $ .39
   Year ended 11/30/02.......     18.78           (.29)         (4.61)           (4.90)
   Year ended 11/30/01.......     27.76           (.35)         (5.98)           (6.33)
   Year ended 11/30/00.......     34.05           (.48)         (3.45)           (3.93)
   Year ended 11/30/99.......     26.33           (.48)          8.81             8.33
   Year ended 11/30/98.......     21.26           (.30)          6.83             6.53
   Class C
   12/1/02 to 7/31/03#.......    $13.90          $(.16)         $ .56            $ .40
   Year ended 11/30/02.......     18.81           (.29)         (4.62)           (4.91)
   Year ended 11/30/01.......     27.80           (.35)         (5.99)           (6.34)
   Year ended 11/30/00.......     34.09           (.48)         (3.45)           (3.93)
   Year ended 11/30/99.......     26.36           (.49)          8.83             8.34
   Year ended 11/30/98.......     21.29           (.31)          6.84             6.53
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......    $15.42          $(.08)         $ .63            $ .55
   Year ended 11/30/02.......     20.65           (.14)         (5.09)           (5.23)
   Year ended 11/30/01.......     29.99           (.14)         (6.55)           (6.69)
   Year ended 11/30/00.......     36.25           (.14)         (3.76)           (3.90)
   Year ended 11/30/99.......     27.71           (.17)          9.32             9.15
   Year ended 11/30/98.......     22.10           (.07)          7.14             7.07
AllianceBernstein Growth Fund
   Class A
   11/1/02 to 7/31/03#.......    $22.56          $(.21)        $ 3.83           $ 3.62
   Year ended 10/31/02.......     27.40           (.28)         (4.56)           (4.84)
   Year ended 10/31/01.......     52.42           (.22)        (19.10)          (19.32)
   Year ended 10/31/00.......     56.32           (.17)          3.71             3.54
   Year ended 10/31/99.......     47.17           (.15)         13.01            12.86
   Year ended 10/31/98.......     43.95           (.05)          6.18             6.13
   CLASS B
   11/1/02 to 7/31/03#.......    $15.98          $(.23)        $ 2.69           $ 2.46
   Year ended 10/31/02.......     19.56           (.34)         (3.24)           (3.58)
   Year ended 10/31/01.......     39.49           (.34)        (13.89)          (14.23)
   Year ended 10/31/00.......     44.40           (.43)          2.96             2.53
   Year ended 10/31/99.......     38.15           (.42)         10.38             9.96
   Year ended 10/31/98.......     36.31           (.31)          5.06             4.75
   Class C
   11/1/02 to 7/31/03#.......    $16.00          $(.23)        $ 2.70           $ 2.47
   Year ended 10/31/02.......     19.58           (.33)         (3.25)           (3.58)
   Year ended 10/31/01.......     39.52           (.34)        (13.90)          (14.24)
   Year ended 10/31/00.......     44.42           (.43)          2.97             2.54
   Year ended 10/31/99.......     38.17           (.42)         10.38             9.96
   Year ended 10/31/98.......     36.33           (.31)          5.06             4.75
   ADVISOR CLASS
   11/1/02 to 7/31/03#.......    $23.05          $(.16)        $ 3.92           $ 3.76
   Year ended 10/31/02.......     27.92           (.20)         (4.67)           (4.87)
   Year ended 10/31/01.......     53.17           (.11)        (19.44)          (19.55)
   Year ended 10/31/00.......     56.88           (.02)          3.75             3.73
   Year ended 10/31/99.......     47.47            .02          13.10            13.12
   Year ended 10/31/98.......     44.08            .08           6.22             6.30
AllianceBernstein
Mid-Cap Growth Fund
   Class A
   12/1/02 to 7/31/03#.......    $ 3.70          $(.03)         $ .79            $ .76
   Year ended 11/30/02.......      4.79           (.04)         (1.05)           (1.09)
   Year ended 11/30/01.......      5.83           (.04)          (.71)            (.75)
   Year ended 11/30/00.......      7.55           (.04)         (1.04)           (1.08)
   Year ended 11/30/99.......      5.97           (.03)          2.00             1.97
   Year ended 11/30/98.......      8.70           (.02)          (.54)            (.56)
   Class B
   12/1/02 to 7/31/03#.......    $ 3.23          $(.03)         $ .67            $ .64
   Year ended 11/30/02.......      4.22           (.07)          (.92)            (.99)
   Year ended 11/30/01.......      5.21           (.07)          (.63)            (.70)
   Year ended 11/30/00.......      6.87           (.09)          (.93)           (1.02)
   Year ended 11/30/99.......      5.51           (.07)          1.82             1.75
   Year ended 11/30/98.......      8.25           (.07)          (.50)            (.57)





                                          Less Dividends and Distributions
                              - ----------------------------------------------------------

                                Dividends    Distributions
                                  from Net    in Excess of       Tax      Distributions
                                Investment  Net Investment   Return of       from
  Fiscal Year or Period           Income        Income        Capital    Capital Gains
 ----------------------       - -----------  --------------   ---------   --------------
AllianceBernstein
Premier Growth Fund
   Class A
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00       (2.38)
   Year ended 11/30/00.......       0.00           0.00           0.00       (2.36)
   Year ended 11/30/99.......       0.00           0.00           0.00        (.61)
   Year ended 11/30/98.......       0.00           0.00           0.00       (1.46)
   CLASS B
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00       (2.38)
   Year ended 11/30/00.......       0.00           0.00           0.00       (2.36)
   Year ended 11/30/99.......       0.00           0.00           0.00        (.61)
   Year ended 11/30/98.......       0.00           0.00           0.00       (1.46)
   Class C
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00       (2.38)
   Year ended 11/30/00.......       0.00           0.00           0.00       (2.36)
   Year ended 11/30/99.......       0.00           0.00           0.00        (.61)
   Year ended 11/30/98.......       0.00           0.00           0.00       (1.46)
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00       (2.38)
   Year ended 11/30/00.......       0.00           0.00           0.00       (2.36)
   Year ended 11/30/99.......       0.00           0.00           0.00        (.61)
   Year ended 11/30/98.......       0.00           0.00           0.00       (1.46)
AllianceBernstein Growth Fund
   Class A
   11/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 10/31/02.......       0.00           0.00           0.00        0.00
   Year ended 10/31/01.......       0.00           0.00           0.00       (5.70)
   Year ended 10/31/00.......       0.00           0.00           0.00       (7.44)
   Year ended 10/31/99.......       0.00           0.00           0.00       (3.71)
   Year ended 10/31/98.......       0.00           0.00           0.00       (2.91)
   CLASS B
   11/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 10/31/02.......       0.00           0.00           0.00        0.00
   Year ended 10/31/01.......       0.00           0.00           0.00       (5.70)
   Year ended 10/31/00.......       0.00           0.00           0.00       (7.44)
   Year ended 10/31/99.......       0.00           0.00           0.00       (3.71)
   Year ended 10/31/98.......       0.00           0.00           0.00       (2.91)
   Class C
   11/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 10/31/02.......       0.00           0.00           0.00        0.00
   Year ended 10/31/01.......       0.00           0.00           0.00       (5.70)
   Year ended 10/31/00.......       0.00           0.00           0.00       (7.44)
   Year ended 10/31/99.......       0.00           0.00           0.00       (3.71)
   Year ended 10/31/98.......       0.00           0.00           0.00       (2.91)
   ADVISOR CLASS
   11/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 10/31/02.......       0.00           0.00           0.00        0.00
   Year ended 10/31/01.......       0.00           0.00           0.00       (5.70)
   Year ended 10/31/00.......       0.00           0.00           0.00       (7.44)
   Year ended 10/31/99.......       0.00           0.00           0.00       (3.71)
   Year ended 10/31/98.......       0.00           0.00           0.00       (2.91)
AllianceBernstein
Mid-Cap Growth Fund
   Class A
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00        (.29)
   Year ended 11/30/00.......       0.00           0.00           0.00        (.64)
   Year ended 11/30/99.......       0.00           0.00           0.00        (.39)
   Year ended 11/30/98.......       0.00           0.00           0.00       (2.17)
   Class B
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00        (.29)
   Year ended 11/30/00.......       0.00           0.00           0.00        (.64)
   Year ended 11/30/99.......       0.00           0.00           0.00        (.39)
   Year ended 11/30/98.......       0.00           0.00           0.00       (2.17)






                                         Less Distributions
                                    -----------------------------

                                                         Total        Net Asset
                                     Distributions      Dividends       Value,
                                     in Excess of          and          End of             Total
  Fiscal Year or Period              Capital Gains    Distributions     Period          Return (c)
 ----------------------              --------------    -------------  ------------     ------------
AllianceBernstein
Premier Growth Fund
   Class A
   12/1/02 to 7/31/03#.......            $0.00           $0.00          $15.58             3.38%
   Year ended 11/30/02.......             0.00            0.00           15.07           (25.54)
   Year ended 11/30/01.......             (.27)          (2.65)          20.24           (24.90)
   Year ended 11/30/00.......             0.00           (2.36)          29.51           (11.91)
   Year ended 11/30/99.......             0.00            (.61)          35.82            33.13
   Year ended 11/30/98.......             0.00           (1.46)          27.50            33.94
   CLASS B
   12/1/02 to 7/31/03#.......            $0.00           $0.00          $14.27             2.81%
   Year ended 11/30/02.......             0.00            0.00           13.88           (26.09)
   Year ended 11/30/01.......             (.27)          (2.65)          18.78           (25.48)
   Year ended 11/30/00.......             0.00           (2.36)          27.76           (12.51)
   Year ended 11/30/99.......             0.00            (.61)          34.05            32.30
   Year ended 11/30/98.......             0.00           (1.46)          26.33            33.04
   Class C
   12/1/02 to 7/31/03#.......            $0.00           $0.00          $14.30             2.88%
   Year ended 11/30/02.......             0.00            0.00           13.90           (26.10)
   Year ended 11/30/01.......             (.27)          (2.65)          18.81           (25.48)
   Year ended 11/30/00.......             0.00           (2.36)          27.80           (12.49)
   Year ended 11/30/99.......             0.00            (.61)          34.09            32.31
   Year ended 11/30/98.......             0.00           (1.46)          26.36            32.99
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......            $0.00           $0.00          $15.97             3.57%
   Year ended 11/30/02.......             0.00            0.00           15.42           (25.33)
   Year ended 11/30/01.......             (.27)          (2.65)          20.65           (24.72)
   Year ended 11/30/00.......             0.00           (2.36)          29.99           (11.61)
   Year ended 11/30/99.......             0.00            (.61)          36.25            33.68
   Year ended 11/30/98.......             0.00           (1.46)          27.71            34.31
AllianceBernstein Growth Fund
   Class A
   11/1/02 to 7/31/03#.......            $0.00           $0.00          $26.18            16.05%
   Year ended 10/31/02.......             0.00            0.00           22.56           (17.66)
   Year ended 10/31/01.......             0.00           (5.70)          27.40           (40.50)
   Year ended 10/31/00.......             0.00           (7.44)          52.42             5.96
   Year ended 10/31/99.......             0.00           (3.71)          56.32            28.69
   Year ended 10/31/98.......             0.00           (2.91)          47.17            14.56
   CLASS B
   11/1/02 to 7/31/03#.......            $0.00           $0.00          $18.44            15.39%
   Year ended 10/31/02.......             0.00            0.00           15.98           (18.30)
   Year ended 10/31/01.......             0.00           (5.70)          19.56           (40.93)
   Year ended 10/31/00.......             0.00           (7.44)          39.49             5.18
   Year ended 10/31/99.......             0.00           (3.71)          44.40            27.79
   Year ended 10/31/98.......             0.00           (2.91)          38.15            13.78
   Class C
   11/1/02 to 7/31/03#.......            $0.00           $0.00          $18.47            15.44%
   Year ended 10/31/02.......             0.00            0.00           16.00           (18.28)
   Year ended 10/31/01.......             0.00           (5.70)          19.58           (40.92)
   Year ended 10/31/00.......             0.00           (7.44)          39.52             5.20
   Year ended 10/31/99.......             0.00           (3.71)          44.42            27.78
   Year ended 10/31/98.......             0.00           (2.91)          38.17            13.76
   ADVISOR CLASS
   11/1/02 to 7/31/03#.......            $0.00           $0.00          $26.81            16.31%
   Year ended 10/31/02.......             0.00            0.00           23.05           (17.44)
   Year ended 10/31/01.......             0.00           (5.70)          27.92           (40.34)
   Year ended 10/31/00.......             0.00           (7.44)          53.17             6.27
   Year ended 10/31/99.......             0.00           (3.71)          56.88            29.08
   Year ended 10/31/98.......             0.00           (2.91)          47.47            14.92
AllianceBernstein
Mid-Cap Growth Fund
   Class A
   12/1/02 to 7/31/03#.......            $0.00           $0.00          $ 4.46            20.54%
   Year ended 11/30/02.......             0.00            0.00            3.70           (22.76)
   Year ended 11/30/01.......             0.00            (.29)           4.79           (13.64)
   Year ended 11/30/00.......             0.00            (.64)           5.83           (15.73)
   Year ended 11/30/99.......             0.00            (.39)           7.55            35.37
   Year ended 11/30/98.......             0.00           (2.17)           5.97            (8.48)
   Class B
   12/1/02 to 7/31/03#.......            $0.00           $0.00          $ 3.87            19.81%
   Year ended 11/30/02.......             0.00            0.00            3.23           (23.46)
   Year ended 11/30/01.......             0.00            (.29)           4.22           (14.34)
   Year ended 11/30/00.......             0.00            (.64)           5.21           (16.48)
   Year ended 11/30/99.......             0.00            (.39)           6.87            34.24
   Year ended 11/30/98.......             0.00           (2.17)           5.51            (9.27)





                                                 Ratios/Supplemental Data
                                 ----------------------------------------------------------

                                                   Ratio of    Ratio of Net
                                    Net Assets,     Expenses    Income (Loss)
                                   End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period           (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------           --------------  ------------- ------------- -------------
AllianceBernstein
Premier Growth Fund
   Class A
   12/1/02 to 7/31/03#.......         $1,757,243      1.89%*       (1.08)%*         60%
   Year ended 11/30/02.......          2,098,623      1.73         (1.09)           93
   Year ended 11/30/01.......          3,556,040      1.53          (.83)          135
   Year ended 11/30/00.......          4,817,131      1.44          (.71)          125
   Year ended 11/30/99.......          4,285,490      1.50          (.85)           75
   Year ended 11/30/98.......          1,418,262      1.59(e)       (.59)           82
   CLASS B
   12/1/02 to 7/31/03#.......         $2,670,330      2.65%*       (1.84)%*         60%
   Year ended 11/30/02.......          3,080,955      2.47         (1.84)           93
   Year ended 11/30/01.......          5,774,836      2.25         (1.59)          135
   Year ended 11/30/00.......          8,797,132      2.13         (1.40)          125
   Year ended 11/30/99.......          8,161,471      2.18         (1.53)           75
   Year ended 11/30/98.......          2,799,288      2.28(e)      (1.27)           82
   Class C
   12/1/02 to 7/31/03#.......          $ 943,029      2.62%*       (1.81)%*         60%
   Year ended 11/30/02.......          1,116,314      2.45         (1.81)           93
   Year ended 11/30/01.......          2,173,671      2.26         (1.59)          135
   Year ended 11/30/00.......          3,361,307      2.13         (1.40)          125
   Year ended 11/30/99.......          2,965,440      2.18         (1.53)           75
   Year ended 11/30/98.......            862,193      2.28(e)      (1.30)           82
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......          $ 793,162      1.60%*        (.78)%*         60%
   Year ended 11/30/02.......            590,508      1.45          (.79)           93
   Year ended 11/30/01.......            510,603      1.25          (.59)          135
   Year ended 11/30/00.......            523,315      1.11          (.38)          125
   Year ended 11/30/99.......            466,690      1.16          (.51)           75
   Year ended 11/30/98.......            271,661      1.26(e)       (.28)           82
AllianceBernstein Growth Fund
   Class A
   11/1/02 to 7/31/03#.......          $ 835,657      1.66%*       (1.18)%*         29%
   Year ended 10/31/02.......            715,438      1.49         (1.04)           41
   Year ended 10/31/01.......            874,604      1.28          (.61)          115
   Year ended 10/31/00.......          1,656,689      1.14          (.30)           58
   Year ended 10/31/99.......          1,441,962      1.18          (.28)           62
   Year ended 10/31/98.......          1,008,093      1.22(e)       (.11)           61
   CLASS B
   11/1/02 to 7/31/03#.......          $ 999,620      2.41%*       (1.94)%*         29%
   Year ended 10/31/02.......          1,131,628      2.22         (1.77)           41
   Year ended 10/31/01.......          2,233,260      2.00         (1.31)          115
   Year ended 10/31/00.......          5,042,755      1.86         (1.02)           58
   Year ended 10/31/99.......          5,265,153      1.90         (1.00)           62
   Year ended 10/31/98.......          4,230,756      1.94(e)       (.83)           61
   Class C
   11/1/02 to 7/31/03#.......          $ 236,358      2.38%*       (1.90)%*         29%
   Year ended 10/31/02.......            239,940      2.19         (1.74)           41
   Year ended 10/31/01.......            419,382      1.98         (1.29)          115
   Year ended 10/31/00.......            959,043      1.85         (1.02)           58
   Year ended 10/31/99.......            923,483      1.90         (1.00)           62
   Year ended 10/31/98.......            718,688      1.93(e)       (.83)           61
   ADVISOR CLASS
   11/1/02 to 7/31/03#.......           $ 16,994      1.36%*        (.87)%*         29%
   Year ended 10/31/02.......             10,433      1.18          (.73)           41
   Year ended 10/31/01.......             19,087       .98          (.30)          115
   Year ended 10/31/00.......             38,278       .83           .03            58
   Year ended 10/31/99.......            142,720       .88           .03            62
   Year ended 10/31/98.......            174,745       .93(e)        .17            61
AllianceBernstein
Mid-Cap Growth Fund
   Class A
   12/1/02 to 7/31/03#.......          $ 540,843      1.45%*       (1.11)%*         75%
   Year ended 11/30/02.......            469,570      1.34         (1.03)          183
   Year ended 11/30/01.......            686,445      1.22          (.69)          226
   Year ended 11/30/00.......            856,956      1.04          (.55)           86
   Year ended 11/30/99.......          1,128,166      1.06          (.41)           97
   Year ended 11/30/98.......            953,181      1.03          (.36)          106
   Class B
   12/1/02 to 7/31/03#.......           $ 53,461      2.32%*       (1.98)%*         75%
   Year ended 11/30/02.......             41,096      2.20         (1.89)          183
   Year ended 11/30/01.......             61,816      2.08         (1.54)          226
   Year ended 11/30/00.......             81,569      1.87         (1.39)           86
   Year ended 11/30/99.......            101,858      1.89         (1.23)           97
   Year ended 11/30/98.......             85,456      1.84         (1.17)          106
Please refer to the footnotes on pages 54 and 55.




                                     48 & 49

                                            Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein
Mid-Cap Growth Fund
(continued)
   Class C
   12/1/02 to 7/31/03#.......    $ 3.22      $ (.03)            $ .68            $ .65
   Year ended 11/30/02.......      4.21        (.06)             (.93)            (.99)
   Year ended 11/30/01.......      5.20        (.07)             (.63)            (.70)
   Year ended 11/30/00.......      6.86        (.09)             (.93)           (1.02)
   Year ended 11/30/99.......      5.50        (.08)             1.83             1.75
   Year ended 11/30/98.......      8.26        (.07)             (.52)            (.59)
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......    $ 3.74       $0.00             $ .78            $ .78
   Year ended 11/30/02.......      4.83        (.03)            (1.06)           (1.09)
   Year ended 11/30/01.......      5.86        (.03)             (.71)            (.74)
   Year ended 11/30/00.......      7.58        (.02)            (1.06)           (1.08)
   Year ended 11/30/99.......      5.98        (.01)             2.00             1.99
   Year ended 11/30/98.......      8.69        (.01)             (.53)            (.54)




                                        Less Dividends and Distributions
                              ----------------------------------------------------------

                              Dividends    Distributions
                                from Net    in Excess of       Tax      Distributions
                               Investment  Net Investment   Return of       from
  Fiscal Year or Period          Income        Income        Capital    Capital Gains
 ----------------------       -----------  --------------   ---------   --------------
AllianceBernstein
Mid-Cap Growth Fund
(continued)
   Class C
   12/1/02 to 7/31/03#.......    $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......     0.00           0.00           0.00        0.00
   Year ended 11/30/01.......     0.00           0.00           0.00        (.29)
   Year ended 11/30/00.......     0.00           0.00           0.00        (.64)
   Year ended 11/30/99.......     0.00           0.00           0.00        (.39)
   Year ended 11/30/98.......     0.00           0.00           0.00       (2.17)
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......    $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......     0.00           0.00           0.00        0.00
   Year ended 11/30/01.......     0.00           0.00           0.00        (.29)
   Year ended 11/30/00.......     0.00           0.00           0.00        (.64)
   Year ended 11/30/99.......     0.00           0.00           0.00        (.39)
   Year ended 11/30/98.......     0.00           0.00           0.00       (2.17)




                                        Less Distributions
                                   -----------------------------

                                                        Total        Net Asset
                                    Distributions      Dividends       Value,
                                    in Excess of          and          End of             Total
  Fiscal Year or Period             Capital Gains    Distributions     Period          Return (c)
 ----------------------             --------------    -------------  ------------     ------------
AllianceBernstein
Mid-Cap Growth Fund
(continued)
   Class C
   12/1/02 to 7/31/03#.......           $0.00           $0.00          $ 3.87            20.19%
   Year ended 11/30/02.......            0.00            0.00            3.22           (23.52)
   Year ended 11/30/01.......            0.00            (.29)           4.21           (14.37)
   Year ended 11/30/00.......            0.00            (.64)           5.20           (16.51)
   Year ended 11/30/99.......            0.00            (.39)           6.86            34.31
   Year ended 11/30/98.......            0.00           (2.17)           5.50            (9.58)
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......           $0.00           $0.00          $ 4.52            20.86%
   Year ended 11/30/02.......            0.00            0.00            3.74           (22.57)
   Year ended 11/30/01.......            0.00            (.29)           4.83           (13.39)
   Year ended 11/30/00.......            0.00            (.64)           5.86           (15.66)
   Year ended 11/30/99.......            0.00            (.39)           7.58            35.66
   Year ended 11/30/98.......            0.00           (2.17)           5.98            (8.19)




                                             Ratios/Supplemental Data
                             ----------------------------------------------------------

                                               Ratio of    Ratio of Net
                                Net Assets,     Expenses    Income (Loss)
                               End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period       (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------       --------------  ------------- ------------- -------------
AllianceBernstein
Mid-Cap Growth Fund
(continued)
   Class C
   12/1/02 to 7/31/03#.......   $ 14,415          2.27%*       (1.94)%*         75%
   Year ended 11/30/02.......     10,860          2.16         (1.85)          183
   Year ended 11/30/01.......     15,391          2.04         (1.51)          226
   Year ended 11/30/00.......     20,068          1.86         (1.34)           86
   Year ended 11/30/99.......     28,025          1.86         (1.22)           97
   Year ended 11/30/98.......     21,231          1.84         (1.18)          106
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......   $ 21,251          1.23%*        (.89)%*         75%
   Year ended 11/30/02.......     13,092          1.08          (.81)          183
   Year ended 11/30/01.......    131,032          1.08          (.64)          226
   Year ended 11/30/00.......      8,304           .83          (.35)           86
   Year ended 11/30/99.......      9,970           .85          (.20)           97
   Year ended 11/30/98.......     11,305           .83          (.16)          106




                                            Income from Investment Operations
                                           ---------------------------------------------- ---
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ---------- ---
AllianceBernstein
Small Cap Growth Fund
   Class A

10/1/02 to 7/31/03#..........    $13.34      $ (.24)           $ 4.20           $ 3.96
   Year ended 9/30/02........     16.25        (.30)            (2.61)           (2.91)
   Year ended 9/30/01........     30.76        (.35)           (11.46)          (11.81)
   Year ended 9/30/00........     23.84        (.38)             7.30             6.92
   Year ended 9/30/99........     22.27        (.22)             2.80             2.58
   Year ended 9/30/98........     30.37        (.17)            (6.70)           (6.87)
   Class B
   10/1/02 to 7/31/03#.......    $11.49      $ (.28)           $ 3.59           $ 3.31
   Year ended 9/30/02........     14.11        (.39)            (2.23)           (2.62)
   Year ended 9/30/01........     27.30        (.45)           (10.04)          (10.49)
   Year ended 9/30/00........     21.32        (.52)             6.50             5.98
   Year ended 9/30/99........     20.17        (.37)             2.53             2.16
   Year ended 9/30/98........     27.83        (.36)            (6.07)           (6.43)
   CLASS C
   10/1/02 to 7/31/03#.......    $11.50      $ (.28)           $ 3.60           $ 3.32
   Year ended 9/30/02........     14.13        (.39)            (2.24)           (2.63)
   Year ended 9/30/01........     27.32        (.45)           (10.04)          (10.49)
   Year ended 9/30/00........     21.34        (.52)             6.50             5.98
   Year ended 9/30/99........     20.18        (.36)             2.53             2.17
   Year ended 9/30/98........     27.85        (.35)            (6.09)           (6.44)
   Advisor Class
   10/1/02 to 7/31/03#.......    $13.60      $ (.21)           $ 4.29           $ 4.08
   Year ended 9/30/02........     16.52        (.28)            (2.64)           (2.92)
   Year ended 9/30/01........     31.07        (.29)           (11.56)          (11.85)
   Year ended 9/30/00........     24.01        (.30)             7.36             7.06
   Year ended 9/30/99........     22.37        (.15)             2.80             2.65
   Year ended 9/30/98........     30.42        (.09)            (6.73)           (6.82)




                                         Less Dividends and Distributions
                               ----------------------------------------------------------

                               Dividends    Distributions
                                 from Net    in Excess of       Tax      Distributions
                                Investment  Net Investment   Return of       from
  Fiscal Year or Period           Income        Income        Capital    Capital Gains
 ----------------------        -----------  --------------   ---------   --------------
AllianceBernstein
Small Cap Growth Fund
   Class A

10/1/02 to 7/31/03#..........     $0.00          $0.00          $0.00       $0.00
   Year ended 9/30/02........      0.00           0.00           0.00        0.00
   Year ended 9/30/01........      0.00           0.00           0.00        (.72)
   Year ended 9/30/00........      0.00           0.00           0.00        0.00
   Year ended 9/30/99........      0.00           0.00           0.00       (1.01)
   Year ended 9/30/98........      0.00           0.00           0.00       (1.23)
   Class B
   10/1/02 to 7/31/03#.......     $0.00          $0.00          $0.00       $0.00
   Year ended 9/30/02........      0.00           0.00           0.00        0.00
   Year ended 9/30/01........      0.00           0.00           0.00        (.72)
   Year ended 9/30/00........      0.00           0.00           0.00        0.00
   Year ended 9/30/99........      0.00           0.00           0.00       (1.01)
   Year ended 9/30/98........      0.00           0.00           0.00       (1.23)
   CLASS C
   10/1/02 to 7/31/03#.......     $0.00          $0.00          $0.00       $0.00
   Year ended 9/30/02........      0.00           0.00           0.00        0.00
   Year ended 9/30/01........      0.00           0.00           0.00        (.72)
   Year ended 9/30/00........      0.00           0.00           0.00        0.00
   Year ended 9/30/99........      0.00           0.00           0.00       (1.01)
   Year ended 9/30/98........      0.00           0.00           0.00       (1.23)
   Advisor Class
   10/1/02 to 7/31/03#.......     $0.00          $0.00          $0.00       $0.00
   Year ended 9/30/02........      0.00           0.00           0.00        0.00
   Year ended 9/30/01........      0.00           0.00           0.00        (.72)
   Year ended 9/30/00........      0.00           0.00           0.00        0.00
   Year ended 9/30/99........      0.00           0.00           0.00       (1.01)
   Year ended 9/30/98........      0.00           0.00           0.00       (1.23)




                                   Less Distributions
                               ----------------------------

                                                   Total        Net Asset
                               Distributions      Dividends       Value,
                               in Excess of          and          End of             Total
  Fiscal Year or Period        Capital Gains    Distributions     Period          Return (c)
 ----------------------        --------------    -------------  ------------     ------------
AllianceBernstein
Small Cap Growth Fund
   Class A

10/1/02 to 7/31/03#..........      $0.00           $0.00         $ 17.30            29.69%
   Year ended 9/30/02........       0.00            0.00           13.34           (17.91)
   Year ended 9/30/01........      (1.98)          (2.70)          16.25           (41.42)
   Year ended 9/30/00........       0.00            0.00           30.76            29.03
   Year ended 9/30/99........       0.00           (1.01)          23.84            11.89
   Year ended 9/30/98........       0.00           (1.23)          22.27           (23.45)
   Class B
   10/1/02 to 7/31/03#.......      $0.00           $0.00         $ 14.80            28.81%
   Year ended 9/30/02........       0.00            0.00           11.49           (18.57)
   Year ended 9/30/01........      (1.98)          (2.70)          14.11           (41.88)
   Year ended 9/30/00........       0.00            0.00           27.30            28.05
   Year ended 9/30/99........       0.00           (1.01)          21.32            11.01
   Year ended 9/30/98........       0.00           (1.23)          20.17           (24.03)
   CLASS C
   10/1/02 to 7/31/03#.......      $0.00           $0.00         $ 14.82            28.87%
   Year ended 9/30/02........       0.00            0.00           11.50           (18.61)
   Year ended 9/30/01........      (1.98)          (2.70)          14.13           (41.85)
   Year ended 9/30/00........       0.00            0.00           27.32            28.02
   Year ended 9/30/99........       0.00           (1.01)          21.34            11.05
   Year ended 9/30/98........       0.00           (1.23)          20.18           (24.05)
   Advisor Class
   10/1/02 to 7/31/03#.......      $0.00           $0.00         $ 17.68            30.00%
   Year ended 9/30/02........       0.00            0.00           13.60           (17.68)
   Year ended 9/30/01........      (1.98)          (2.70)          16.52           (41.11)
   Year ended 9/30/00........       0.00            0.00           31.07            29.40
   Year ended 9/30/99........       0.00           (1.01)          24.01            12.16
   Year ended 9/30/98........       0.00           (1.23)          22.37           (23.24)




                                                Ratios/Supplemental Data
                                ----------------------------------------------------------

                                                  Ratio of    Ratio of Net
                                   Net Assets,     Expenses    Income (Loss)
                                  End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------          --------------  ------------- ------------- -------------
AllianceBernstein
Small Cap Growth Fund
   Class A

   10/1/02 to 7/31/03#.......     $ 184,378          2.32%*       (1.95)%*         94%
   Year ended 9/30/02........       156,340          1.92         (1.71)           98
   Year ended 9/30/01........       232,456          1.79         (1.58)          109
   Year ended 9/30/00........       458,008          1.68(e)      (1.39)          160
   Year ended 9/30/99........       517,289          1.69(e)       (.90)           91

   Year ended 9/30/98........       495,070          1.61(e)       (.59)          109
   Class B
   10/1/02 to 7/31/03#.......     $ 168,554          3.14%*       (2.78)%*         94%
   Year ended 9/30/02........       159,791          2.72         (2.50)           98
   Year ended 9/30/01........       257,161          2.57         (2.36)          109
   Year ended 9/30/00........       546,302          2.44(e)      (2.16)          160
   Year ended 9/30/99........       587,919          2.46(e)      (1.68)           91
   Year ended 9/30/98........       625,147          2.39(e)      (1.36)          109
   CLASS C
   10/1/02 to 7/31/03#.......      $ 39,434          3.10%*       (2.73)%*         94%
   Year ended 9/30/02........        37,256          2.71         (2.49)           98
   Year ended 9/30/01........        60,925          2.56         (2.35)          109
   Year ended 9/30/00........       137,242          2.43(e)      (2.12)          160
   Year ended 9/30/99........       168,120          2.45(e)      (1.66)           91
   Year ended 9/30/98........       182,110          2.38(e)      (1.35)          109
   Advisor Class
   10/1/02 to 7/31/03#.......       $ 9,016          2.05%*       (1.69)%*         94%
   Year ended 9/30/02........         8,916          1.60         (1.41)           98
   Year ended 9/30/01........        68,730          1.52         (1.31)          109
   Year ended 9/30/00........       135,414          1.39(e)      (1.08)          160
   Year ended 9/30/99........       164,671          1.42(e)       (.62)           91
   Year ended 9/30/98........       175,037          1.38(e)       (.32)          109




                                            Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein
Technology Fund
   CLASS A
   12/1/02 to 7/31/03#.......    $43.48      $ (.54)           $ 4.50           $ 3.96
   Year ended 11/30/02.......     67.05        (.87)           (22.70)          (23.57)
   Year ended 11/30/01.......     95.32        (.82)           (21.17)          (21.99)
   Year ended 11/30/00.......    111.46       (1.35)           (10.75)          (12.10)
   Year ended 11/30/99.......     68.60        (.99)            49.02            48.03
   Year ended 11/30/98.......     54.44        (.68)            15.42            14.74
   Class B
   12/1/02 to 7/31/03#.......    $40.06      $ (.69)           $ 4.12           $ 3.43
   Year ended 11/30/02.......     62.27       (1.16)           (21.05)          (22.21)
   Year ended 11/30/01.......     89.59       (1.28)           (19.76)          (21.04)
   Year ended 11/30/00.......    105.73       (2.17)            (9.93)          (12.10)
   Year ended 11/30/99.......     65.75       (1.54)            46.69            45.15
   Year ended 11/30/98.......     52.58       (1.08)            14.83            13.75
   CLASS C
   12/1/02 to 7/31/03#.......    $40.07      $ (.68)           $ 4.11           $ 3.43
   Year ended 11/30/02.......     62.25       (1.15)           (21.03)          (22.18)
   Year ended 11/30/01.......     89.55       (1.28)           (19.74)          (21.02)
   Year ended 11/30/00.......    105.69       (2.19)            (9.91)          (12.10)
   Year ended 11/30/99.......     65.74       (1.57)            46.69            45.12
   Year ended 11/30/98.......     52.57       (1.08)            14.83            13.75
   Advisor Class
   12/1/02 to 7/31/03#.......    $44.36      $ (.46)           $ 4.60           $ 4.14
   Year ended 11/30/02.......     68.21        (.72)           (23.13)          (23.85)
   Year ended 11/30/01.......     96.60        (.60)           (21.51)          (22.11)
   Year ended 11/30/00.......    112.59        (.91)           (11.04)          (11.95)
   Year ended 11/30/99.......     69.04        (.68)            49.40            48.72
   Year ended 11/30/98.......     54.63        (.50)            15.49            14.99




                                           Less Dividends and Distributions
                                ----------------------------------------------------------

                                 Dividends    Distributions
                                  from Net    in Excess of       Tax      Distributions
                                 Investment  Net Investment   Return of       from
  Fiscal Year or Period            Income        Income        Capital    Capital Gains
 ----------------------         -----------  --------------   ---------   --------------
AllianceBernstein
Technology Fund
   CLASS A
   12/1/02 to 7/31/03#.......       $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......        0.00           0.00           0.00        0.00
   Year ended 11/30/01.......        0.00           0.00           0.00       (5.86)
   Year ended 11/30/00.......        0.00           0.00           0.00       (4.04)
   Year ended 11/30/99.......        0.00           0.00           0.00       (5.17)
   Year ended 11/30/98.......        0.00           0.00           0.00        (.58)
   Class B
   12/1/02 to 7/31/03#.......       $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......        0.00           0.00           0.00        0.00
   Year ended 11/30/01.......        0.00           0.00           0.00       (5.86)
   Year ended 11/30/00.......        0.00           0.00           0.00       (4.04)
   Year ended 11/30/99.......        0.00           0.00           0.00       (5.17)
   Year ended 11/30/98.......        0.00           0.00           0.00        (.58)
   CLASS C
   12/1/02 to 7/31/03#.......       $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......        0.00           0.00           0.00        0.00
   Year ended 11/30/01.......        0.00           0.00           0.00       (5.86)
   Year ended 11/30/00.......        0.00           0.00           0.00       (4.04)
   Year ended 11/30/99.......        0.00           0.00           0.00       (5.17)
   Year ended 11/30/98.......        0.00           0.00           0.00        (.58)
   Advisor Class
   12/1/02 to 7/31/03#.......       $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......        0.00           0.00           0.00        0.00
   Year ended 11/30/01.......        0.00           0.00           0.00       (5.89)
   Year ended 11/30/00.......        0.00           0.00           0.00       (4.04)
   Year ended 11/30/99.......        0.00           0.00           0.00       (5.17)
   Year ended 11/30/98.......        0.00           0.00           0.00        (.58)




                                           Less Distributions
                                      -----------------------------

                                                           Total        Net Asset
                                       Distributions      Dividends       Value,
                                       in Excess of          and          End of             Total
  Fiscal Year or Period                Capital Gains    Distributions     Period          Return (c)
 ----------------------                --------------    -------------  ------------     ------------
AllianceBernstein
Technology Fund
   CLASS A
   12/1/02 to 7/31/03#.......              $0.00           $0.00         $ 47.44             9.11%
   Year ended 11/30/02.......               0.00            0.00           43.48           (35.15)
   Year ended 11/30/01.......               (.42)          (6.28)          67.05           (24.90)
   Year ended 11/30/00.......               0.00           (4.04)          95.32           (11.48)
   Year ended 11/30/99.......               0.00           (5.17)         111.46            74.67
   Year ended 11/30/98.......               0.00            (.58)          68.60            27.36
   Class B
   12/1/02 to 7/31/03#.......              $0.00           $0.00         $ 43.49             8.56%
   Year ended 11/30/02.......               0.00            0.00           40.06           (35.67)
   Year ended 11/30/01.......               (.42)          (6.28)          62.27           (25.46)
   Year ended 11/30/00.......               0.00           (4.04)          89.59           (12.12)
   Year ended 11/30/99.......               0.00           (5.17)         105.73            73.44
   Year ended 11/30/98.......               0.00            (.58)          65.75            26.44
   CLASS C
   12/1/02 to 7/31/03#.......              $0.00           $0.00         $ 43.50             8.56%
   Year ended 11/30/02.......               0.00            0.00           40.07           (35.63)
   Year ended 11/30/01.......               (.42)          (6.28)          62.25           (25.45)
   Year ended 11/30/00.......               0.00           (4.04)          89.55           (12.13)
   Year ended 11/30/99.......               0.00           (5.17)         105.69            73.40
   Year ended 11/30/98.......               0.00            (.58)          65.74            26.44
   Advisor Class
   12/1/02 to 7/31/03#.......              $0.00           $0.00         $ 48.50             9.33%
   Year ended 11/30/02.......               0.00            0.00           44.36           (34.96)
   Year ended 11/30/01.......               (.39)          (6.28)          68.21           (24.68)
   Year ended 11/30/00.......               0.00           (4.04)          96.60           (11.22)
   Year ended 11/30/99.......               0.00           (5.17)         112.59            75.22
   Year ended 11/30/98.......               0.00            (.58)          69.04            27.73




                                                  Ratios/Supplemental Data
                                  ----------------------------------------------------------

                                                    Ratio of    Ratio of Net
                                     Net Assets,     Expenses    Income (Loss)
                                    End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period            (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------            --------------  ------------- ------------- -------------
AllianceBernstein
Technology Fund
   CLASS A
   12/1/02 to 7/31/03#.......      $1,186,488          2.24%*       (1.95)%*        127%
   Year ended 11/30/02.......       1,096,744          1.85         (1.64)          117
   Year ended 11/30/01.......       1,926,473          1.58         (1.08)           55
   Year ended 11/30/00.......       2,650,904          1.50          (.98)           46
   Year ended 11/30/99.......       2,167,060          1.68(e)      (1.11)           54
   Year ended 11/30/98.......         824,636          1.66(e)      (1.13)           67
   Class B
   12/1/02 to 7/31/03#.......      $1,453,453          3.02%*       (2.73)%*        127%
   Year ended 11/30/02.......       1,539,144          2.58         (2.37)          117
   Year ended 11/30/01.......       3,092,947          2.31         (1.80)           55
   Year ended 11/30/00.......       4,701,567          2.20         (1.68)           46
   Year ended 11/30/99.......       3,922,584          2.39(e)      (1.83)           54
   Year ended 11/30/98.......       1,490,578          2.39(e)      (1.86)           67
   CLASS C
   12/1/02 to 7/31/03#.......       $ 396,472          3.01%*       (2.72)%*        127%
   Year ended 11/30/02.......         410,649          2.55         (2.34)          117
   Year ended 11/30/01.......         835,406          2.30         (1.80)           55
   Year ended 11/30/00.......       1,252,765          2.21         (1.69)           46
   Year ended 11/30/99.......         907,707          2.41(e)      (1.85)           54
   Year ended 11/30/98.......         271,320          2.40(e)      (1.87)           67
   Advisor Class
   12/1/02 to 7/31/03#.......        $ 93,511          1.94%*       (1.65)%*        127%
   Year ended 11/30/02.......          83,018          1.49         (1.29)          117
   Year ended 11/30/01.......         231,167          1.27          (.78)           55
   Year ended 11/30/00.......         288,889          1.19          (.66)           46
   Year ended 11/30/99.......         330,404          1.35(e)       (.78)           54
   Year ended 11/30/98.......         230,295          1.37(e)       (.84)           67

------------------------------------------------------------------------------------------------------------------------
Please refer to the footnotes on pages 54 and 55.



                                     50 & 51

                                            Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein
Health Care Fund
   Class A
   Year ended 6/30/03........    $ 9.86       $(.10)           $  .61           $  .51
   Year ended 6/30/02........     11.20        (.12)            (1.22)           (1.34)
   Year ended 6/30/01........     12.40        (.11)            (1.00)           (1.11)
   8/27/99## to 6/30/00......     10.00        (.06)(b)          2.46             2.40
   Class B
   Year ended 6/30/03........    $ 9.66       $(.17)           $  .59            $ .42
   Year ended 6/30/02........     11.05        (.20)            (1.19)           (1.39)
   Year ended 6/30/01........     12.33        (.19)            (1.00)           (1.19)
   8/27/99## to 6/30/00......     10.00        (.13)(b)          2.46             2.33
   Class C
   Year ended 6/30/03........    $ 9.66       $(.17)           $  .60            $ .43
   Year ended 6/30/02........     11.05        (.20)            (1.19)           (1.39)
   Year ended 6/30/01........     12.33        (.19)            (1.00)           (1.19)
   8/27/99## to 6/30/00......     10.00        (.12)(b)          2.45             2.33
   Advisor Class
   Year ended 6/30/03........    $10.03       $(.08)            $ .64            $ .56
   Year ended 6/30/02........     11.36        (.09)            (1.24)           (1.33)
   Year ended 6/30/01........     12.54        (.07)            (1.02)           (1.09)
   8/27/99## to 6/30/00......     10.00        (.03)(b)          2.57             2.54




                                          Less Dividends and Distributions
                                ----------------------------------------------------------

                                Dividends    Distributions
                                  from Net    in Excess of       Tax      Distributions
                                 Investment  Net Investment   Return of       from
  Fiscal Year or Period            Income        Income        Capital    Capital Gains
 ----------------------         -----------  --------------   ---------   --------------
AllianceBernstein
Health Care Fund
   Class A
   Year ended 6/30/03........      $0.00          $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00        (.08)

   8/27/99## to 6/30/00......       0.00           0.00           0.00        0.00
   Class B
   Year ended 6/30/03........     $0.00           $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00        (.08)
   8/27/99## to 6/30/00......       0.00           0.00           0.00        0.00
   Class C
   Year ended 6/30/03........     $0.00           $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00        (.08)
   8/27/99## to 6/30/00......       0.00           0.00           0.00        0.00
   Advisor Class
   Year ended 6/30/03........      $0.00          $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00        (.08)
   8/27/99## to 6/30/00......       0.00           0.00           0.00        0.00




                                             Less Distributions
                                        -----------------------------

                                                             Total        Net Asset
                                         Distributions      Dividends       Value,
                                         in Excess of          and          End of             Total
  Fiscal Year or Period                  Capital Gains    Distributions     Period          Return (c)
 ----------------------                  --------------    -------------  ------------     ------------
AllianceBernstein
Health Care Fund
   Class A
   Year ended 6/30/03........                $0.00           $0.00          $10.37             5.17%
   Year ended 6/30/02........                 0.00            0.00            9.86           (11.96)
   Year ended 6/30/01........                 (.01)           (.09)          11.20            (9.10)
   8/27/99## to 6/30/00......                 0.00            0.00           12.40            24.00
   Class B
   Year ended 6/30/03........                $0.00            $0.00          $10.08             4.35%
   Year ended 6/30/02........                 0.00            0.00            9.66           (12.58)
   Year ended 6/30/01........                 (.01)           (.09)          11.05            (9.81)
   8/27/99## to 6/30/00......                 0.00            0.00           12.33            23.30
   Class C
   Year ended 6/30/03........                $0.00            $0.00          $10.09             4.45%
   Year ended 6/30/02........                 0.00            0.00            9.66           (12.58)
   Year ended 6/30/01........                 (.01)           (.09)          11.05            (9.81)
   8/27/99## to 6/30/00......                 0.00            0.00           12.33            23.30
   Advisor Class
   Year ended 6/30/03........                $0.00           $0.00          $10.59             5.58%
   Year ended 6/30/02........                 0.00            0.00           10.03           (11.71)
   Year ended 6/30/01........                 (.01)           (.09)          11.36            (8.84)
   8/27/99## to 6/30/00......                 0.00            0.00           12.54            25.40




                                                 Ratios/Supplemental Data
                                 ----------------------------------------------------------

                                                   Ratio of    Ratio of Net
                                    Net Assets,     Expenses    Income (Loss)
                                   End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period           (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------           --------------  ------------- ------------- -------------
AllianceBernstein
Health Care Fund
   Class A
   Year ended 6/30/03........       $ 56,077          2.06%        (1.12)%           8%
   Year ended 6/30/02........         63,973          1.85         (1.13)            9
   Year ended 6/30/01........         76,827          1.73          (.90)            8
   8/27/99## to 6/30/00......         55,412          1.92*(d)      (.67)*(b)       26
   Class B
   Year ended 6/30/03........       $134,907         2.82%         (1.88)%           8%
   Year ended 6/30/02........        163,340          2.60         (1.87)            9
   Year ended 6/30/01........        203,620          2.46         (1.63)            8
   8/27/99## to 6/30/00......        144,659          2.64*(d)     (1.40)*(b)       26
   Class C
   Year ended 6/30/03........       $ 34,298         2.80%         (1.85)%           8%
   Year ended 6/30/02........         41,268          2.57         (1.84)            9
   Year ended 6/30/01........         57,405          2.44         (1.60)            8
   8/27/99## to 6/30/00......         44,582          2.63*(d)     (1.38)*(b)       26
   Advisor Class
   Year ended 6/30/03........        $ 9,139          1.77%         (.81)%           8%
   Year ended 6/30/02........          7,544          1.57          (.83)            9
   Year ended 6/30/01........          7,518          1.42          (.59)            8
   8/27/99## to 6/30/00......          6,184          1.61*(d)      (.36)*(b)       26




                                            Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein International
Premier Growth
   Class A
   12/1/02 to 7/31/03#.......    $ 7.31       $(.03)(b)        $  .26            $ .23
   Year ended 11/30/02.......      8.36        (.09)             (.96)           (1.05)
   Year ended 11/30/01.......     10.50        (.10)            (2.04)           (2.14)
   Year ended 11/30/00.......     13.22        (.14)            (2.14)           (2.28)
   Year ended 11/30/99.......      9.63        (.15)(b)          3.74             3.59
   3/3/98## to 11/30/98......     10.00        (.08)(b)          (.29)            (.37)
   CLASS B
   12/1/02 to 7/31/03#.......    $ 7.06       $(.06)(b)         $ .25            $ .19
   Year ended 11/30/02.......      8.12        (.14)(b)          (.92)           (1.06)
   Year ended 11/30/01.......     10.29        (.17)            (2.00)           (2.17)
   Year ended 11/30/00.......     13.05        (.23)            (2.09)           (2.32)
   Year ended 11/30/99.......      9.58        (.22)(b)          3.69             3.47
   3/3/98## to 11/30/98......     10.00        (.13)(b)          (.29)            (.42)
   Class C
   12/1/02 to 7/31/03#.......    $ 7.06       $(.06)(b)        $  .25            $ .19
   Year ended 11/30/02.......      8.13        (.14)(b)          (.93)           (1.07)
   Year ended 11/30/01.......     10.29        (.16)            (2.00)           (2.16)
   Year ended 11/30/00.......     13.05        (.23)            (2.09)           (2.32)
   Year ended 11/30/99.......      9.57        (.22)(b)          3.70             3.48
   3/3/98## to 11/30/98......     10.00        (.15)(b)          (.28)            (.43)
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......    $ 7.41       $(.01)(b)        $  .26            $ .25
   Year ended 11/30/02.......      8.44        (.07)             (.96)           (1.03)
   Year ended 11/30/01.......     10.58        (.07)            (2.07)           (2.14)
   Year ended 11/30/00.......     13.27        (.09)            (2.16)           (2.25)
   Year ended 11/30/99.......      9.64        (.12)(b)          3.75             3.63
   3/3/98## to 11/30/98......     10.00         .01(b)           (.37)            (.36)




                                          Less Dividends and Distributions
                                ----------------------------------------------------------

                                Dividends    Distributions
                                  from Net    in Excess of       Tax      Distributions
                                 Investment  Net Investment   Return of       from
  Fiscal Year or Period            Income        Income        Capital    Capital Gains
 ----------------------         -----------  --------------   ---------   --------------
AllianceBernstein International
Premier Growth
   Class A
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00        0.00
   Year ended 11/30/00.......       0.00           0.00           0.00        (.44)
   Year ended 11/30/99.......       0.00           0.00           0.00        0.00
   3/3/98## to 11/30/98......       0.00           0.00           0.00        0.00
   CLASS B
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00        0.00
   Year ended 11/30/00.......       0.00           0.00           0.00        (.44)
   Year ended 11/30/99.......       0.00           0.00           0.00        0.00
   3/3/98## to 11/30/98......       0.00           0.00           0.00        0.00
   Class C
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00        0.00
   Year ended 11/30/00.......       0.00           0.00           0.00        (.44)
   Year ended 11/30/99.......       0.00           0.00           0.00        0.00
   3/3/98## to 11/30/98......       0.00           0.00           0.00        0.00
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......      $0.00          $0.00          $0.00       $0.00
   Year ended 11/30/02.......       0.00           0.00           0.00        0.00
   Year ended 11/30/01.......       0.00           0.00           0.00        0.00
   Year ended 11/30/00.......       0.00           0.00           0.00        (.44)
   Year ended 11/30/99.......       0.00           0.00           0.00        0.00
   3/3/98## to 11/30/98......       0.00           0.00           0.00        0.00




                                          Less Distributions
                                     -----------------------------

                                                          Total        Net Asset
                                      Distributions      Dividends       Value,
                                      in Excess of          and          End of             Total
  Fiscal Year or Period               Capital Gains    Distributions     Period          Return (c)
 ----------------------               --------------    -------------  ------------     ------------
AllianceBernstein International
Premier Growth
   Class A
   12/1/02 to 7/31/03#.......             $0.00           $0.00         $  7.54             3.15%
   Year ended 11/30/02.......              0.00            0.00            7.31           (12.56)
   Year ended 11/30/01.......              0.00            0.00            8.36           (20.38)
   Year ended 11/30/00.......              0.00            (.44)          10.50           (17.88)
   Year ended 11/30/99.......              0.00            0.00           13.22            37.28
   3/3/98## to 11/30/98......              0.00            0.00            9.63            (3.70)
   CLASS B
   12/1/02 to 7/31/03#.......             $0.00           $0.00         $  7.25             2.69%
   Year ended 11/30/02.......              0.00            0.00            7.06           (13.05)
   Year ended 11/30/01.......              0.00            0.00            8.12           (21.09)
   Year ended 11/30/00.......              0.00            (.44)          10.29           (18.44)
   Year ended 11/30/99.......              0.00            0.00           13.05            36.22
   3/3/98## to 11/30/98......              0.00            0.00            9.58            (4.20)
   Class C
   12/1/02 to 7/31/03#.......             $0.00           $0.00         $  7.25             2.69%
   Year ended 11/30/02.......              0.00            0.00            7.06           (13.16)
   Year ended 11/30/01.......              0.00            0.00            8.13           (20.99)
   Year ended 11/30/00.......              0.00            (.44)          10.29           (18.44)
   Year ended 11/30/99.......              0.00            0.00           13.05            36.36
   3/3/98## to 11/30/98......              0.00            0.00            9.57            (4.30)
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......             $0.00           $0.00         $  7.66             3.37%
   Year ended 11/30/02.......              0.00            0.00            7.41           (12.20)
   Year ended 11/30/01.......              0.00            0.00            8.44           (20.23)
   Year ended 11/30/00.......              0.00            (.44)          10.58           (17.57)
   Year ended 11/30/99.......              0.00            0.00           13.27            37.66
   3/3/98## to 11/30/98......              0.00            0.00            9.64            (3.60)




                                                Ratios/Supplemental Data
                                ----------------------------------------------------------

                                                  Ratio of    Ratio of Net
                                   Net Assets,     Expenses    Income (Loss)
                                  End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period          (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------          --------------  ------------- ------------- -------------
AllianceBernstein International
Premier Growth
   Class A
   12/1/02 to 7/31/03#.......      $ 23,851          2.50%(d)*     (.68)%*(b)      56%
   Year ended 11/30/02.......        27,456          2.47         (1.17)           75
   Year ended 11/30/01.......        40,555          2.17         (1.06)          171
   Year ended 11/30/00.......        60,330          1.95         (1.07)          111
   Year ended 11/30/99.......        12,851          2.51(d)(e)   (1.34)(b)       107
   3/3/98## to 11/30/98......         7,255          2.50*(d)      (.90)*(b)      151
   CLASS B
   12/1/02 to 7/31/03#.......      $ 45,815          3.20%(d)*    (1.38)%*(b)      56%
   Year ended 11/30/02.......        52,744          3.20(d)      (1.88)(b)        75
   Year ended 11/30/01.......        80,353          2.92         (1.84)          171
   Year ended 11/30/00.......       122,503          2.67         (1.79)          111
   Year ended 11/30/99.......        28,678          3.21(d)(e)   (2.07)(b)       107
   3/3/98## to 11/30/98......        11,710          3.20*(d)     (1.41)*(b)      151
   Class C
   12/1/02 to 7/31/03#.......      $ 15,257          3.20(d)%*    (1.37)%*(b)      56%
   Year ended 11/30/02.......        17,942          3.20(d)      (1.90)(b)        75
   Year ended 11/30/01.......        28,990          2.88         (1.80)          171
   Year ended 11/30/00.......        46,894          2.66         (1.79)          111
   Year ended 11/30/99.......         9,235          3.21(d)(e)   (2.06)(b)       107
   3/3/98## to 11/30/98......         3,120          3.20*(d)     (1.69)*(b)      151
   ADVISOR CLASS
   12/1/02 to 7/31/03#.......      $ 12,629          2.20%(d)*     (.32)%*(b)      56%
   Year ended 11/30/02.......        11,437          2.18          (.85)           75
   Year ended 11/30/01.......        14,116          1.86          (.78)          171
   Year ended 11/30/00.......        18,800          1.61          (.68)          111
   Year ended 11/30/99.......         2,386          2.21(d)(e)   (1.06)(b)       107
   3/3/98## to 11/30/98......         1,386          2.20*(d)       .13*(b)       151




                                            Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein Worldwide
Privatization Fund
   Class A
   Year ended 6/30/03........    $ 8.19       $ .02            $  .17            $ .19
   Year ended 6/30/02........      8.76        (.03)             (.54)            (.57)
   Year ended 6/30/01........     13.57         .02             (3.45)           (3.43)
   Year ended 6/30/00........     11.84        (.04)             2.83             2.79
   Year ended 6/30/99........     12.67         .00               .93              .93
   Class B
   Year ended 6/30/03........    $ 7.72       $(.04)            $  .16            $ .12
   Year ended 6/30/02........      8.32        (.09)             (.51)            (.60)
   Year ended 6/30/01........     13.06        (.07)            (3.29)           (3.36)
   Year ended 6/30/00........     11.50        (.13)             2.75             2.62
   Year ended 6/30/99........     12.37        (.08)              .89              .81
   Class C
   Year ended 6/30/03........    $ 7.72       $(.04)           $  .16            $ .12
   Year ended 6/30/02........      8.32        (.09)             (.51)            (.60)
   Year ended 6/30/01........     13.05        (.06)            (3.29)           (3.35)
   Year ended 6/30/00........     11.50        (.12)             2.73             2.61
   Year ended 6/30/99........     12.37        (.08)              .89              .81





                                          Less Dividends and Distributions
                                ----------------------------------------------------------

                                Dividends    Distributions
                                  from Net    in Excess of       Tax      Distributions
                                 Investment  Net Investment   Return of       from
  Fiscal Year or Period            Income        Income        Capital    Capital Gains
 ----------------------         -----------  --------------   ---------   --------------
AllianceBernstein Worldwide
Privatization Fund
   Class A
   Year ended 6/30/03........      $0.00          $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00       (1.37)
   Year ended 6/30/00........       0.00           0.00           0.00       (1.06)
   Year ended 6/30/99........       (.12)          0.00           0.00       (1.64)
   Class B
   Year ended 6/30/03........      $0.00          $0.00           $0.00      $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00       (1.37)
   Year ended 6/30/00........       0.00           0.00           0.00       (1.06)
   Year ended 6/30/99........       (.04)          0.00           0.00       (1.64)
   Class C
   Year ended 6/30/03........      $0.00          $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00       (1.37)
   Year ended 6/30/00........       0.00           0.00           0.00       (1.06)
   Year ended 6/30/99........       (.04)          0.00           0.00       (1.64)


------------------------------------------------------------------------------------------------------------------------



Please refer to the footnotes on pages 54 and 55.

                                          Less Distributions
                                     -----------------------------

                                                          Total        Net Asset
                                      Distributions      Dividends       Value,
                                      in Excess of          and          End of             Total
  Fiscal Year or Period               Capital Gains    Distributions     Period          Return (c)
 ----------------------               --------------    -------------  ------------     ------------
AllianceBernstein Worldwide
Privatization Fund
   Class A
   Year ended 6/30/03........             $0.00           $0.00         $  8.38             2.32%
   Year ended 6/30/02........              0.00            0.00            8.19            (6.51)
   Year ended 6/30/01........              (.01)          (1.38)           8.76           (26.81)
   Year ended 6/30/00........              0.00           (1.06)          13.57            24.26
   Year ended 6/30/99........              0.00           (1.76)          11.84             9.86
   Class B
   Year ended 6/30/03........             $0.00           $0.00          $ 7.84             1.55%
   Year ended 6/30/02........              0.00            0.00            7.72            (7.21)
   Year ended 6/30/01........              (.01)          (1.38)           8.32           (27.37)
   Year ended 6/30/00........              0.00           (1.06)          13.06            23.45
   Year ended 6/30/99........              0.00           (1.68)          11.50             8.91
   Class C
   Year ended 6/30/03........             $0.00           $0.00          $ 7.84             1.55%
   Year ended 6/30/02........              0.00            0.00            7.72            (7.21)
   Year ended 6/30/01........              (.01)          (1.38)           8.32           (27.30)
   Year ended 6/30/00........              0.00           (1.06)          13.05            23.37
   Year ended 6/30/99........              0.00           (1.68)          11.50             8.91





                                                 Ratios/Supplemental Data
                                 ----------------------------------------------------------

                                                   Ratio of    Ratio of Net
                                    Net Assets,     Expenses    Income (Loss)
                                   End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period           (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------           --------------  ------------- ------------- -------------
AllianceBernstein Worldwide
Privatization Fund
   Class A
   Year ended 6/30/03........       $163,406          2.29%          .23%           29%
   Year ended 6/30/02........        183,160          2.10          (.40)           43
   Year ended 6/30/01........        245,873          1.81           .14            42
   Year ended 6/30/00........        394,665          1.74(e)       (.31)           67
   Year ended 6/30/99........        340,194          1.92(e)       (.01)           58
   Class B
   Year ended 6/30/03........       $ 48,183          3.08%         (.61)%          29%
   Year ended 6/30/02........         65,724          2.89         (1.19)           43
   Year ended 6/30/01........         92,446          2.56          (.64)           42
   Year ended 6/30/00........        160,847          2.47(e)      (1.02)           67
   Year ended 6/30/99........        117,420          2.63(e)      (1.43)           58
   Class C
   Year ended 6/30/03........       $ 12,092          3.06%         (.57)%          29%
   Year ended 6/30/02........         15,541          2.85         (1.18)           43
   Year ended 6/30/01........         23,976          2.56          (.62)           42
   Year ended 6/30/00........         39,598          2.44(e)       (.94)           67
   Year ended 6/30/99........         20,397          2.63(e)      (1.44)           58




Please refer to the footnotes on pages 54 and 55.

----------------------------------------------------------------------------------------------------------------------------


                                     52 & 53


                                           Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein Worldwide
Privatization Fund
(continued)
   Advisor Class
   Year ended 6/30/03........    $ 8.21       $ .06             $ .17            $ .23
   Year ended 6/30/02........      8.76        (.01)             (.54)            (.55)
   Year ended 6/30/01........     13.53         .04             (3.43)           (3.39)
   Year ended 6/30/00........     11.77        0.00              2.82             2.82
   Year ended 6/30/99........     12.63         .02               .93              .95



                                          Less Dividends and Distributions
                                ----------------------------------------------------------

                                Dividends    Distributions
                                  from Net    in Excess of       Tax      Distributions
                                 Investment  Net Investment   Return of       from
  Fiscal Year or Period            Income        Income        Capital    Capital Gains
 ----------------------        ------------  --------------   ---------   --------------
AllianceBernstein Worldwide
Privatization Fund
(continued)
   Advisor Class
   Year ended 6/30/03........      $0.00          $0.00          $0.00       $0.00
   Year ended 6/30/02........       0.00           0.00           0.00        0.00
   Year ended 6/30/01........       0.00           0.00           0.00       (1.37)
   Year ended 6/30/00........       0.00           0.00           0.00       (1.06)
   Year ended 6/30/99........       (.17)          0.00           0.00       (1.64)



                                       Less Distributions
                                  -----------------------------

                                                       Total        Net Asset
                                   Distributions      Dividends       Value,
                                   in Excess of          and          End of             Total
  Fiscal Year or Period            Capital Gains    Distributions     Period          Return (c)
 ----------------------            --------------    -------------  ------------     ------------
AllianceBernstein Worldwide
Privatization Fund
(continued)
   Advisor Class
   Year ended 6/30/03........          $0.00           $0.00          $ 8.44             2.80%
   Year ended 6/30/02........           0.00            0.00            8.21            (6.28)
   Year ended 6/30/01........           (.01)          (1.38)           8.76           (26.58)
   Year ended 6/30/00........           0.00           (1.06)          13.53            24.68
   Year ended 6/30/99........           0.00           (1.81)          11.77            10.12




                                                  Ratios/Supplemental Data
                                  ----------------------------------------------------------

                                                    Ratio of    Ratio of Net
                                     Net Assets,     Expenses    Income (Loss)
                                    End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period            (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------            --------------  ------------- ------------- -------------
AllianceBernstein Worldwide
Privatization Fund
(continued)
   Advisor Class
   Year ended 6/30/03........           $ 744          1.98%          .74%           29%
   Year ended 6/30/02........             808          1.80          (.18)           43
   Year ended 6/30/01........           1,343          1.50           .38            42
   Year ended 6/30/00........           2,506          1.43(e)        .01            67
   Year ended 6/30/99........           1,610          1.62(e)        .37            58





                                            Income from Investment Operations
                                           ----------------------------------------------
                                                               Net Gains
                                Net Asset                     or Losses on
                                 Value,                        Investments     Total from
                                Beginning    Net Investment  (both realized    Investment
  Fiscal Year or Period         of Period   Income (Loss)(a)  and unrealized)  Operations
 ----------------------        -----------  ---------------  ----------------  ----------
AllianceBernstein
New Europe Fund
   Class A
   Year ended 7/31/03........    $11.84      $ (.06)            $ .56            $ .50
   Year ended 7/31/02........     14.62        (.08)            (2.70)           (2.78)
   Year ended 7/31/01........     21.11        (.04)            (4.82)           (4.86)
   Year ended 7/31/00........     18.57        (.10)             3.55             3.45
   Year ended 7/31/99........     21.85         .07              (.79)            (.72)
   Class B
   Year ended 7/31/03........    $10.71      $ (.14)            $ .48            $ .34
   Year ended 7/31/02........     13.33        (.18)            (2.44)           (2.62)
   Year ended 7/31/01........     19.56        (.16)            (4.44)           (4.60)
   Year ended 7/31/00........     17.39        (.23)             3.31             3.08
   Year ended 7/31/99........     20.76        (.06)             (.75)            (.81)
   CLASS C
   Year ended 7/31/03........    $10.73      $ (.14)            $ .49            $ .35
   Year ended 7/31/02........     13.35        (.17)            (2.45)           (2.62)
   Year ended 7/31/01........     19.58        (.15)            (4.45)           (4.60)
   Year ended 7/31/00........     17.41        (.23)             3.31             3.08
   Year ended 7/31/99........     20.77        (.05)             (.75)            (.80)
   Advisor Class
   Year ended 7/31/03........    $11.91      $ (.04)            $ .55            $ .51
   Year ended 7/31/02........     14.68        (.05)            (2.72)           (2.77)

   Year ended 7/31/01........     21.18        0.00             (4.87)           (4.87)
   Year ended 7/31/00........     18.58        (.01)             3.52             3.51
   Year ended 7/31/99........     21.79         .13              (.78)            (.65)




                                        Less Dividends and Distributions
                              ----------------------------------------------------------

                              Dividends    Distributions
                                from Net    in Excess of       Tax      Distributions
                               Investment  Net Investment   Return of       from
  Fiscal Year or Period          Income        Income        Capital    Capital Gains
 ----------------------       -----------  --------------   ---------   --------------
AllianceBernstein
New Europe Fund
   Class A
   Year ended 7/31/03........    $0.00          $0.00          $0.00       $0.00
   Year ended 7/31/02........     0.00           0.00           0.00        0.00
   Year ended 7/31/01........     0.00           0.00           0.00       (1.50)
   Year ended 7/31/00........     0.00           0.00           0.00        (.91)

   Year ended 7/31/99........     0.00           0.00           0.00       (2.56)
   Class B
   Year ended 7/31/03........    $0.00          $0.00          $0.00       $0.00
   Year ended 7/31/02........     0.00           0.00           0.00        0.00
   Year ended 7/31/01........     0.00           0.00           0.00       (1.50)
   Year ended 7/31/00........     0.00           0.00           0.00        (.91)
   Year ended 7/31/99........     0.00           0.00           0.00       (2.56)
   CLASS C
   Year ended 7/31/03........    $0.00          $0.00          $0.00       $0.00
   Year ended 7/31/02........     0.00           0.00           0.00        0.00
   Year ended 7/31/01........     0.00           0.00           0.00       (1.50)
   Year ended 7/31/00........     0.00           0.00           0.00        (.91)
   Year ended 7/31/99........     0.00           0.00           0.00       (2.56)
   Advisor Class
   Year ended 7/31/03........    $0.00          $0.00          $0.00       $0.00
   Year ended 7/31/02........     0.00           0.00           0.00        0.00
   Year ended 7/31/01........     0.00           0.00           0.00       (1.50)
   Year ended 7/31/00........     0.00           0.00           0.00        (.91)
   Year ended 7/31/99........     0.00           0.00           0.00       (2.56)




                                           Less Distributions
                                      -----------------------------

                                                           Total        Net Asset
                                       Distributions      Dividends       Value,
                                       in Excess of          and          End of             Total
  Fiscal Year or Period                Capital Gains    Distributions     Period          Return (c)
 ----------------------                --------------    -------------  ------------     ------------
AllianceBernstein
New Europe Fund
  Class A
   Year ended 7/31/03........              $0.00           $0.00          $12.34             4.22%
   Year ended 7/31/02........               0.00            0.00           11.84           (19.02)
   Year ended 7/31/01........              (.13)           (1.63)          14.62           (24.45)
   Year ended 7/31/00........               0.00            (.91)          21.11            18.89
   Year ended 7/31/99........               0.00           (2.56)          18.57            (2.87)
   Class B
   Year ended 7/31/03........              $0.00           $0.00          $11.05             3.18%
   Year ended 7/31/02........               0.00            0.00           10.71           (19.66)
   Year ended 7/31/01........               (.13)          (1.63)          13.33           (25.10)
   Year ended 7/31/00........               0.00            (.91)          19.56            18.01
   Year ended 7/31/99........               0.00           (2.56)          17.39            (3.52)
   CLASS C
   Year ended 7/31/03........              $0.00           $0.00          $11.08             3.26%
   Year ended 7/31/02........               0.00            0.00           10.73           (19.63)
   Year ended 7/31/01........              (.13)           (1.63)          13.35           (25.07)
   Year ended 7/31/00........               0.00            (.91)          19.58            17.99
   Year ended 7/31/99........               0.00           (2.56)          17.41            (3.46)
   Advisor Class
   Year ended 7/31/03........              $0.00           $0.00          $12.42             4.28%
   Year ended 7/31/02........               0.00            0.00           11.91           (18.87)
   Year ended 7/31/01........               (.13)          (1.63)          14.68           (24.42)
   Year ended 7/31/00........               0.00            (.91)          21.18            19.21
   Year ended 7/31/99........               0.00           (2.56)          18.58            (2.54)




                                               Ratios/Supplemental Data
                               ----------------------------------------------------------

                                                 Ratio of    Ratio of Net
                                  Net Assets,     Expenses    Income (Loss)
                                 End of Period   to Average    to Average     Portfolio
  Fiscal Year or Period         (000's omitted)  Net Assets    Net Assets   Turnover Rate
 ----------------------         --------------  ------------- ------------- -------------
AllianceBernstein
New Europe Fund
   Class A
   Year ended 7/31/03........     $ 70,339          2.54%         (.57)%          63%
   Year ended 7/31/02........       81,213          2.10          (.60)           63
   Year ended 7/31/01........      125,402          1.79          (.23)           84
   Year ended 7/31/00........      170,815          1.65(e)       (.46)          103
   Year ended 7/31/99........      125,729          1.80(e)        .39            89
   Class B
   Year ended 7/31/03........     $ 57,859          3.35%        (1.38)%          63%
   Year ended 7/31/02........       73,986          2.88         (1.41)           63
   Year ended 7/31/01........      121,639          2.54          (.98)           84
   Year ended 7/31/00........      181,285          2.38(e)      (1.18)          103
   Year ended 7/31/99........      144,570          2.50(e)       (.34)           89
   CLASS C
   Year ended 7/31/03........     $ 19,024          3.27%        (1.33)%          63%
   Year ended 7/31/02........       24,924          2.84         (1.36)           63
   Year ended 7/31/01........       41,203          2.51          (.95)           84
   Year ended 7/31/00........       60,984          2.36(e)      (1.18)          103
   Year ended 7/31/99........       45,845          2.50(e)       (.28)           89
   Advisor Class
   Year ended 7/31/03........      $ 3,289          2.25%         (.33)%          63%
   Year ended 7/31/02........        4,610          1.80          (.36)           63
   Year ended 7/31/01........        5,729          1.48           .02            84
   Year ended 7/31/00........        9,196          1.34(e)       (.06)          103
   Year ended 7/31/99........        4,778          1.51(e)        .68            89




--------------------------------------------------------------------------------
  # Change in fiscal year end.
 ## Commencement of operations.
  * Annualized.
(a) Based on average shares outstanding.
(b) Net of fee waiver and expense reimbursement.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in
    (e) below, would have been as follows:

                                               1998          1999           2000          2001           2002          2003
                                             -------       -------        -------       -------         ------        ------
     AllianceBernstein Health Care Fund
       Class A                                  --             --              1.96%*       --             --            --
       Class B                                  --             --              2.67%*       --             --            --
       Class C                                  --             --              2.67%*       --             --            --
       Advisor Class                            --             --              1.65%        --             --            --
     AllianceBernstein International
       Premier Growth Fund
       Class A                                5.19%*         3.26%              --          --             --           2.99%*
       Class B                                6.14%*         3.93%              --          --            3.25%         3.79%*
       Class C                                6.00%*         3.92%              --          --            3.20%         3.73%*
       Advisor Class                          6.28%*         2.96%              --          --             --           2.70%*





--------------------------------------------------------------------------------
(e) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, assuming the assumption and/or waiver/reimbursement of expenses described in (d) above, would have been as follows:

  AllianceBernstein
  Growth Fund          1998
    Class A            1.21%
    Class B            1.93%
    Class C            1.92%
    Advisor Class       .92%

  AllianceBernstein
  Technology Fund     1998      1999
    Class A          1.65%     1.66%
    Class B          2.38%     2.38%
    Class C          2.38%     2.40%
    Advisor Class    1.36%     1.34%

 AllianceBernstein
 Worldwide
 Privatization Fund     1999      2000
      Class A          1.91%     1.73%
      Class B          2.62%     2.46%
      Class C          2.61%     2.43%
      Advisor Class    1.61%     1.42%

 AllianceBernstein
 New Europe Fund        1999      2000
      Class A          1.78%     1.64%
      Class B          2.49%     2.36%
      Class C          2.49%     2.35%
      Advisor Class    1.50%     1.33%

  AllianceBernstein
  Small Cap Growth
  Fund                 1998      1999     2000
      Class A          1.60%     1.68%    1.67%
      Class B          2.38%     2.45%    2.42%
      Class C          2.37%     2.44%    2.42%
      Advisor Class    1.37%     1.41%    1.38%

  AllianceBernstein
  Premier Growth
  Fund                   1998
     Class A             1.58%
     Class B             2.27%
     Class C             2.27%
     Advisor Class       1.25%

  AllianceBernstein
  International
  Premier Growth                  1999
      Class A                    2.50%
      Class B                    3.20%
      Class C                    3.20%
      Advisor Class              2.20%




                                     54 & 55

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------


The following is additional information about the United Kingdom and Japan.


Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.50 in 2002.


The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 3940.4 at the end of 2002 down approximately 43% from the end of 1999. On October 13, 2003 the FT-SE 100 index closed at 4362.30.


The Economic and Monetary Union ("EMU") became fully implemented on February 28, 2002, when a common currency (the Euro) became the exclusive currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.


From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 418 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair also undertook a comprehensive restructuring of the regulation of the financial services industry. The Labour Party was re-elected on June 7, 2001 and now holds 409 of the 659 seats in the House of Commons. For further information regarding the United Kingdom, see the SAI of AllianceBernstein New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar. In 2001 the Japanese yen began to depreciate against the U.S. Dollar, reaching a three-year low by year end. The Japanese yen has strengthened since then, due in part to the downturn in the U.S. economy. As a result, the Japanese government has continued to intervene from time to time in the currency market in order to moderate the yen's volatility.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. Since 1999, the TOPIX has declined, closing at 843.29 at the end of 2002, down approximately 50% from the end of 1999. On October 13, 2003 the TOPIX closed at 1073.88.


Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to lead to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that continuing the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.

Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party, the conservative Liberal Democratic party (the "LDP"). Since 1993, Japan has been ruled by six different governments and ten prime ministers. While the LDP remains Japan's largest party and continues to dominate Japanese politics, the LDP has not always been able to gain the majority of either house of the parliament and has had to form coalitions with other parties. The current Prime Minister is Junichiro Koizumi, who was elected by the LDP in April 2001 to replace Yoshiro Mori. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. Despite these measures, Japanese banks remain in a very weakened condition. For further information regarding Japan, see the SAI of AllianceBernstein International Premier Growth Fund.



                                       57
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








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







For more information about the Funds, the following documents are available upon request:

o  Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o  Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting
Alliance:

By Mail:          Alliance Global Investor Services
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

By Phone:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com.



Fund                                                SEC File No.
-----                                               -----------
AllianceBernstein Premier Growth Fund               811-06730
AllianceBernstein Growth Fund                       811-05088
AllianceBernstein Mid-Cap Growth Fund               811-00204
AllianceBernstein Small Cap Growth Fund             811-01716
AllianceBernstein Technology Fund                   811-03131
AllianceBernstein Health Care Fund                  811-09329
AllianceBernstein International Premier Growth Fund 811-08527
AllianceBernstein Worldwide Privatization Fund      811-08426
AllianceBernstein New Europe Fund                   811-06028



Privacy Notice (This information is not part of the Prospectus.)
Alliance Capital Management L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

(LOGO)                   ALLIANCEBERNSTEIN HEALTH CARE FUND, INC.
----------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                         November 3, 2003

----------------------------------------------------------------

            This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current Prospectus, dated November 3, 2003, for AllianceBernstein Health Care Fund, Inc. (the "Fund") that offers the Class A, Class B, Class C and Advisor Class shares of the Fund (the "Prospectus"). Financial statements for the Fund for the year ended June 30, 2003 are included in the Fund's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and the annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS
                        -----------------

                                                             Page
                                                             ----

Description of the Fund........................................
Management of the Fund.........................................
Expenses of the Fund...........................................
Purchase of Shares.............................................
Redemption and Repurchase of Shares............................
Shareholder Services...........................................
Net Asset Value   .............................................
Dividends, Distributions and Taxes.............................
Portfolio Transactions.........................................
General Information............................................
Financial Statements and Report of Independent
  Auditors ....................................................
Appendix A:  Statement of Policies and Procedures
  for Voting Proxies........................................A-1
Appendix B:  Commission Schedule............................B-1
---------------------

SM:   This is a service mark used under license from the owner.

----------------------------------------------------------------

                     DESCRIPTION OF THE FUND

----------------------------------------------------------------

            The Fund is a diversified open-end management investment company. The Fund was incorporated under the laws of the State of Maryland on April 30, 1999. The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.

Investment Policies and Practices
---------------------------------

            The Fund's investment objective is capital appreciation and, secondarily, current income. In seeking to achieve its objective, under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care related industries (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). This policy will not be changed without 60 days' prior written notice to shareholders. In addition, for purposes of this policy, net assets includes any borrowings for investment purposes. Under normal circumstances the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. Further information regarding the Fund's principal investment policies, practices and risks are set forth in the Prospectus. The information set forth below concerning the Fund's investment practices and policies supplements the information in the Prospectus. Except as otherwise noted, the Fund's investment policies described below are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may be changed by the Directors of the Fund without shareholder approval. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

Additional Investment Policies and Practices
--------------------------------------------

            The following information about the Fund's investment policies and practices supplements the information set forth in the Prospectus.

            Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities. Such transactions may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

            When forward commitment transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally within four months after the transaction, although delayed settlements beyond four months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest accrues to the purchaser prior to the settlement date. At the time the Fund enters into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be cancelled in the event that the required conditions did not occur and the trade was cancelled.

            The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if Alliance Capital Management L.P., the Fund's investment adviser (the "Adviser" or Alliance"), were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices less favorable than current market values.

            The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in the separate account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it can incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

            Although the Fund intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Fund may have to sell assets that have been set aside in order to meet redemptions. In addition, if the Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, the Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, the Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

            Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund of adverse changes in the relationship between the U.S. Dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

            The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). The Fund may not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). The Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge").

            To the extent required by applicable law, the Fund's Custodian will place liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the assets placed in a separate account declines, additional liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. In addition, the Fund may use such other methods of "cover" as are permitted by applicable law.

            The Fund will not speculate in forward currency contracts. The Fund will only enter forward foreign currency exchange contracts with counterparties that, in the opinion of the Adviser, do not present undue credit risk. Generally, such forward contracts will be for a period of less than three months.

            Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of securities decline. These transactions also preclude the opportunity for gain if the value of the hedge currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The matching of the increase in value of a forward contract and the decline in the U.S. Dollar equivalent value of the foreign currency-denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. Dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

            Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities provided the loan is continuously secured by cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks equal to no less than the market value, determined daily, of the securities loaned. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In lending its portfolio securities, the Fund will require that interest or dividends on securities loaned be paid to the Fund. Where voting or consent rights with respect to loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit it to exercise such voting or consent rights if the exercise of such rights involves issues having a material effect on the Fund's investment in the securities loaned. Loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The Fund may invest any cash collateral in portfolio securities and earn additional income, or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights, and rights to dividends, interest or distributions. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

            Repurchase Agreements. The Fund may enter into repurchase agreements pertaining to U.S. Government Securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. Currently, the Fund intends to enter into repurchase agreements only with its custodian and such primary dealers. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. The Fund's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Fund's Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

            Repurchase agreements may exhibit the characteristics of loans by the Fund. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement.

            Illiquid Securities. The Fund will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities are securities restricted as to disposition under Federal securities laws and include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), and (b) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

            Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

            In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

            Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc. (the "NASD").

            The Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security;
(5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Commission interpretation or position with respect to such type of securities.

            The Fund may not be able to readily sell securities for which there is no ready market. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. There may, however, be contractual restrictions on resale of securities.

            The value of the Fund's shares will be influenced by the factors which generally affect securities, such as the economic and political outlook, earnings, dividends and the supply and demand for various classes of securities. There can be, of course, no assurance that the Fund's investment objective will be achieved.

Certain Risk Considerations
---------------------------

            Risks of Investments in Foreign Securities. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund will invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

            Expropriation, confiscatory taxation,
nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which the Fund will invest and could adversely affect the Fund's assets should these conditions or events recur.

            Foreign investment in certain foreign securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain foreign securities and increase the costs and expenses of the Fund. Certain countries in which the Fund will invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

            Certain countries other than those on which the Fund will focus its investments may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

            Income from certain investments held by the Fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser generally will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the tax treatment of investments held by the Fund will not be subject to change.

            For many foreign securities, there are U.S.
dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. The Fund may purchase foreign securities directly, as well as through ADRs.

            1940 Act Restrictions. Under the 1940 Act, the Fund is not permitted to borrow unless immediately after such borrowing there is "asset coverage," as that term is defined and used in the 1940 Act, of at least 300% for all borrowings of the Fund. In addition, under the 1940 Act, in the event asset coverage falls below 300%, the Fund must within three days reduce the amount of its borrowing to such an extent that the asset coverage of its borrowings is at least 300%.

            Under the 1940 Act, the Fund may not invest more than 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act the Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in the securities of any investment company.

Certain Fundamental Investment Policies
---------------------------------------

            The Fund has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The approval of a majority of the Fund's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

            As a matter of fundamental policy, the Fund may not:

                  1. Invest 25% or more of its total assets in
            securities of a single issuer, or in securities of issuers in any single industry (except the Fund will concentrate in Health Care Industries, as defined in the Prospectus), except that these restrictions do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other U.S. Government securities;

                  2. Make loans except through (a) the purchase
            of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

                  3. Borrow money or issue senior securities
            except to the extent permitted by the 1940 Act;

                  4. Pledge, hypothecate, mortgage or otherwise
            encumber its assets, except to secure permitted borrowings;

                  5. Invest in companies for the purpose of
            exercising control; or

                  6. (a) Purchase or sell real estate, except
            that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which the Fund may invest; (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing); and (c) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

            Whenever any investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

Certain Non-Fundamental Investment Policies
-------------------------------------------

            The following investment restrictions are not fundamental. They may be changed without a vote of the Fund's shareholders.

            The Fund may not:

            1. Borrow money except from banks on a temporary basis in order to meet redemption requests and only if the aggregate of the amount borrowed would not exceed 10% of the value of its total net assets (not including the aggregate amount borrowed); or

            2. Make short sales of securities or maintain a short position for the account of the Fund.

----------------------------------------------------------------

                      MANAGEMENT OF THE FUND

----------------------------------------------------------------

Directors and Officers
----------------------

Board of Directors Information
------------------------------

            The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                  PORTFOLIOS
                            PRINCIPAL             IN FUND          OTHER
NAME, ADDRESS,              OCCUPATION(S)         COMPLEX          DIRECTORSHIPS
AGE OF DIRECTOR             DURING PAST           OVERSEEN BY      HELD BY
(YEARS OF SERVICE*)         5 YEARS               DIRECTOR         DIRECTOR
-------------------         -------               --------         --------

INTERESTED DIRECTOR

John D. Carifa,** 58,       President, Chief      116              None
1345 Avenue of the          Operating Officer
Americas,                   and Director of
New York, NY  10105 (4)     ACMC, with which he
                            has been associated
                            since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block,#+ 72,           Formerly Executive    97               None
500 S.E. Mizner Blvd.,      Vice President and
Boca Raton, FL 33432 (4)    the Chief Insurance
                            Officer of The Equitable
                            Life Assurance Society
                            of the United States;
                            Chairman and Chief
                            Executive Officer of
                            Evlico; a Director of
                            Avon, BP (oil and gas),
                            Ecolab Incorporated
                            (specialty chemicals),
                            Tandem Financial Group
                            and Donaldson, Lufkin
                            & Jenrette Securities
                            Corporation; former
                            Governor at Large,
                            National Association
                            of Securities Dealers,
                            Inc.

David H. Dievler,#+ 74,     Independent           101              None
P.O. Box 167,               consultant.  Until
Spring Lake, NJ 07762 (4)   December 1994 he was
                            Senior Vice President
                            of ACMC responsible
                            for mutual fund
                            administration. Prior
                            to joining ACMC in
                            1984 he was Chief
                            Financial Officer of
                            Eberstadt Asset
                            Management since 1968.
                            Prior to that he was a
                            Senior Manager at Price
                            Waterhouse & Co.
                            Member of American
                            Institute of Certified
                            Public Accountants
                            since 1953.

John H. Dobkin,#+ 61,       Consultant. He was    98               None
P.O. Box 12, Annandale, NY  formerly President
12504 (4)                   of Save Venice, Inc.
                            (preservation
                            organization) from
                            2001-2002, a Senior
                            Advisor from June
                            1999 -- June 2000 and
                            President of Historic
                            Hudson Valley (December
                            1989 - May 1999)
                            (historic preservation).
                            Previously, Director
                            of the National Academy
                            of Design and during
                            1988-92 he was Director
                            and Chairman of the
                            Audit Committee of ACMC.

William H. Foulk, Jr.,#+    Investment Adviser    113              None
71,                         and an independent
2 Sound View Drive,         consultant.  He was
Suite 100,                  formerly Senior
Greenwich, CT 06830 (4)     Manager of Barrett
                            Associates, Inc., a
                            registered investment
                            adviser, with which he
                            had been associated
                            since prior to 1998.
                            He was  formerly Deputy
                            Comptroller of the
                            State of New York
                            and, prior thereto,
                            Chief Investment
                            Officer of the New
                            York Bank for Savings.

Clifford L. Michel,#+ 64,   Senior Counsel of     97               Placer Dome,
15 St. Bernard's Road,      the law firm of                        Inc.
Gladstone, NJ 07934 (4)     Cahill Gordon &
                            Reindel since
                            February 2001 and a
                            partner of that firm
                            for more than
                            twenty-five years
                            prior thereto.  He
                            is President and
                            Chief Executive
                            Officer of Wenonah
                            Development Company
                            (investments) and a
                            Director of Placer
                            Dome, Inc. (mining).

Donald J. Robinson,#+ 69,   Senior Counsel to     96               None
98 Hell's Peak Road,        the law firm of
Weston, VT 05161 (4)        Orrick, Herrington &
                            Sutcliffe LLP since
                            prior to 1998.
                            Formerly a senior
                            partner and a member
                            of the Executive
                            Committee of that
                            firm.  He was also a
                            member and Chairman
                            of the Municipal
                            Securities
                            Rulemaking Board and
                            a Trustee of the
                            Museum of the City
                            of New York.

----------------
*       There is no stated term of office for the Fund's Directors.
** Mr. Carifa is an "interested person", as defined in the 1940 Act, of the Fund because of an affiliation with Alliance.
#       Member of the Audit Committee.
+       Member of the Nominating Committee.

            The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met three times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies on the Board of Directors. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Directors. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

            In approving the most recent annual continuance of the Fund's Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Adviser.

            The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered an expense limitation agreement for the Fund that sets expense caps on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement of expenses if needed to meet such caps, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent auditors in periodic meetings with the Fund's Audit Committee.

            In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Directors considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Fund.

            The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Adviser with respect to the execution of portfolio transactions.

            No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

            The dollar range of the Fund's securities owned by each director and the aggregate dollar range of securities owned in the AllianceBernstein Fund Complex are set forth below.

                                                       AGGREGATE DOLLAR
                                                       RANGE OF EQUITY
                                                       SECURITIES IN THE
                         DOLLAR RANGE OF EQUITY        ALLIANCEBERNSTEIN
                         SECURITIES IN THE FUND AS     FUND COMPLEX
                         OF DECEMBER 31, 2002          AS OF DECEMBER 31, 2002
                         --------------------          -----------------------

John D. Carifa           None                          Over $100,000
Ruth Block               None                          Over $100,000
David H. Dievler         Over $100,000                 Over $100,000
John H. Dobkin           $10,001 - $50,000             Over $100,000
William H. Foulk, Jr.    None                          Over $100,000
Clifford L. Michel       $10,001 - $50,000             Over $100,000
Donald J. Robinson       None                          Over $100,000

Officer Information
-------------------

Certain information concerning the Fund's officers is set forth below.

NAME AND ADDRESS,*         POSITION(S) HELD     PRINCIPAL OCCUPATION
AND (AGE)                  WITH FUND            DURING PAST 5 YEARS
---------                  ---------            -------------------

John D. Carifa, (58)       Chairman and         See biography above.
                           President
                                                Senior Vice President of
Norman M. Fidel, (58)      Senior Vice          ACMC,** with which he has been
                           President            associated since prior to 1998.

Thomas J. Bardong, (58)    Vice President       Senior Vice President of
                                                ACMC,** with which he has
                                                been associated since prior
                                                to 1998.

Russell Brody, (36)        Vice President       Vice President of ACMC,**
                                                with which he has been
                                                associated since prior to 1998.

Matthew Murray, (36)       Vice President       Vice President of ACMC,** with
                                                which he has been associated
                                                since 1999.  Prior thereto he
                                                was a biotechnology analyst at
                                                Lehman Brothers since prior to
                                                1998.

Edmund P. Bergan, Jr.,     Secretary            Senior Vice President and
(53)                                            General Counsel of
                                                AllianceBernstein Investment
                                                Research and Management, Inc.
                                                ("ABIRM")** and AGIS,** with
                                                which he has been associated
                                                since prior to 1998.


Domenick Pugliese, (42)    Assistant Secretary  Senior Vice President and
                                                Deputy General Counsel of
                                                ABIRM,** with which he has
                                                been associated since prior to
                                                1998.

Mark D. Gersten, (53)      Treasurer and Chief  Senior Vice President of
                           Financial Officer    AGIS** and Vice President of
                                                ABIRM,** with  which he has
                                                been associated since prior
                                                to 1998.

-------------------
*     The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**    ACMC, ABIRM and AGIS are affiliates of the Fund.

            The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during the Fund's fiscal year ended June 30, 2003, the aggregate compensation paid to each of the Directors during calendar year 2002 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex"), and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                    Total Number   Total Number
                                                    of Investment  of Investment
                                                    Companies in   Portfolios
                                                    then           within the
                                      Total         Alliance-      Alliance-
                                      Compensation  Bernstein      Bernstein
                                      from the      Fund Complex,  Fund Complex,
                                      Alliance-     Including the  Including the
                                      Bernstein     Fund, as to    Fund, as to
                                      Fund          which the      which the
                       Aggregate      Complex,      Director is a  Director is a
Name of Director       Compensation   Including     Director or    Director or
of the Fund            from the Fund  the Fund      Trustee        Trustee
-----------            -------------  --------      -------        -------

John D. Carifa         $-0-           $-0-          51             116
Ruth Block             $3,351$        $192,600      43              97
David H. Dievler       $3,335         $246,238      47             101
John H. Dobkin         $3,350         $217,888      45              98
William H. Foulk, Jr.  $3,335         $241,700      48             113
Clifford L. Michel     $3,336         $201,950      44              97
Donald J. Robinson     $3,351         $193,100      43              96

            As of October 3, 2003, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

Adviser
-------

            Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

            Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2003, totaling approximately $426 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.


            Alliance is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner of both Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. AXA Financial is an indirect wholly-owned subsidiary of AXA, which is a holding company for an international group of insurance and related financial services companies. Alliance Holding Units are publicly traded on the New York Stock Exchange (the "Exchange"). Alliance Units do not trade publicly and are subject to significant restrictions on transfer.

            At March 31, 2003, Alliance Holding owned approximately 76.9 million, or 30.7%, of the issued and outstanding Alliance Units. ACMC owns 100,000 general partnership units in Alliance Holding and a 1% general partnership interest in Alliance. At March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Units which, including the general partnership interests in Alliance and Alliance Holding, represent an economic interest of approximately 55.7% in Alliance. At March 31, 2003, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., was the beneficial owner of approximately 13.0% of the outstanding Alliance Units.

            Based on information provided by AXA, on March 3, 2003, approximately 17.70% of the issued ordinary shares (representing 28.71% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. At January 1, 2003, 70.13% of the shares (representing 79.83% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.82% of the shares of Finaxa (representing 13.32% of the voting power) were owned by BNP Paribas, a French bank. At January 1, 2003, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.48% of the issued ordinary shares (representing 33.16% of the voting power) of AXA.


            Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnishes the Fund, without charge, management supervision and assistance and office facilities and provides persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

            The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Fund prospectuses and other reports to shareholders and fees related to registration with the Securities and Exchange Commission (the "Commission") and with state regulatory authorities.)

            The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Fund's Board of Directors. The Fund paid to the Adviser a total of $136,000 in respect of such services during the fiscal year of the Fund ended June 30, 2003.


            For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of .95% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20% and 2.20% of aggregate average daily net assets, respectively, for Class A, Class B, Class C and Advisor Class shares. This contractual agreement automatically extends each year unless the Adviser provides written notice 60 days prior to the Fund's fiscal year end. For the fiscal years ended June 30, 2001, June 30, 2002 and June 30, 2003, the Adviser received from the Fund $3,170,647, $3,073,175 and $2,202,547, respectively, in advisory fees.

            The Advisory Agreement became effective on July 13, 1999. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors including the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act, of any such party, at a meeting called for the purpose and held on July 13, 1999.

            The Advisory Agreement is terminable without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

            The Advisory Agreement continues in effect from year to year provided that its continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of such parties as defined by the 1940 Act. Most recently, continuance of the Agreement was approved for an additional annual term by the Board of Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, at their Regular Meeting held on July 22-24, 2003.



            The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Disciplined Growth Fund, Inc., AllianceBernstein Disciplined Growth Value Fund, Inc., AllianceBernstein Dynamic Growth Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Global Growth Trends Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Small Cap Growth Fund, Inc., AllianceBernstein Technology Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., AllianceBernstein Worldwide Privatization Fund, The AllianceBernstein Portfolios, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

----------------------------------------------------------------

                       EXPENSES OF THE FUND

----------------------------------------------------------------

Distribution Services Agreement
-------------------------------

            The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABIRM, the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class B shares and Class C shares in accordance with a plan of distribution that is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").


            During the Fund's fiscal year ended June 30, 2003, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $164,222 which constituted .30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $359,872. Of the $524,094 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class A shares, $4,706 was spent on advertising, $15,761 on the printing and mailing of prospectuses for persons other than current shareholders, $350,097 for compensation to broker-dealers and other financial intermediaries (including $147,759 to the Fund's Principal Underwriters), $13,628 for compensation to sales personnel, $139,902 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.


            During the Fund's fiscal year ended June 30, 2003, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $1,354,999 which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $1,354,999 paid by the Fund and the Adviser under Rule 12b-1 Plan with respect to the Class B shares, $3,628 was spent on advertising, $14,922 on the printing and mailing of prospectuses for persons other than current shareholders, $328,979 for compensation to broker-dealers and other financial intermediaries (including $124,355 to the Fund's Principal Underwriters), $10,870 for compensation to sales personnel, $108,697 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $195,286 was spent on interest on Class B shares financing, and $692,617 was used to offset the distribution services fees paid in prior years.


            During the Fund's fiscal year ended June 30, 2003, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $339,061 which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $84,593. Of the $423,654 paid by the Fund and the Adviser under Rule 12b-1 Plan with respect to the Class C shares, $1,285 was spent on advertising, $4,474 on the printing and mailing of prospectuses for persons other than current shareholders, $376,706 for compensation to broker-dealers and other financial intermediaries (including $40,950 to the Fund's Principal Underwriters), $3,739 for compensation to sales personnel, $36,827 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $623 was spent on interest on Class C shares financing.


            Distribution services fees are accrued daily and paid monthly and charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge ("CDSC") and respective distribution services fee on the Class B shares and Class C shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provides for the financing of the distribution of the relevant class of the Fund's shares.


            With respect to Class A shares of the Fund, distribution expenses accrued by ABIRM in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABIRM's compensation with respect to Class B and Class C shares under the Rule 12b-1 Plan of the Fund is directly tied to the expenses incurred by ABIRM. Actual distribution expenses for Class B and Class C shares for any given year, however, will probably exceed the distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and payments received from CDSCs. The excess will be carried forward by ABIRM and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.


            Unreimbursed distribution expenses incurred as of the end of the Fund's most recently completed fiscal year, and carried over for reimbursement in future years in respect of the Class B and Class C shares for the Fund were, respectively, $5,810,225 (4.31 % of the net assets of Class B); $769,161 (2.24
% of the net assets of Class C).


            The Rule 12b-1 Plan is in compliance with rules of the NASD that effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

            In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

            The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            The Agreement continues in effect so long as such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently, continuance of the Agreement was approved for an additional annual term by the directors of the Fund, including all of the disinterested Directors, at a meeting held on July 22-24, 2003.


            In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement
-------------------------

            AGIS, an indirect wholly-owned subsidiary of the Adviser located at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares, Class C shares and Advisor Class shares of the Fund. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares and Advisor Class shares, reflecting the additional costs associated with the Class B and Class C CDSC. For the fiscal year ended June 30, 2003, the Fund paid AGIS $834,363 pursuant to the Transfer Agency Agreement.


Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

            The Fund, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

            The Fund has adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

----------------------------------------------------------------

                        PURCHASE OF SHARES

----------------------------------------------------------------

            The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How to Buy Shares."

General
-------

            Shares of the Fund are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), or without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares") or to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. All of the classes of shares of the Fund, except the Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.



                Investors may purchase shares of the Fund either through selected broker-dealers, agents, financial intermediaries or other financial representatives ("financial intermediaries") or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through such financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling different classes of shares. The Fund may refuse any order for the purchase of shares.


            In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.


            The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.


            The public offering price of shares of the Fund is their net asset value, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.


            The respective per share net asset values of the various classes of shares of the Fund are expected to be substantially the same. However, the per share net asset values of the Class B and Class C shares will generally be slightly lower than the per share net asset values of the Class A and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.


            The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the net asset value as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's net asset value. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

            Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 3:00 p.m. Eastern time on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 3:00 p.m. Eastern time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

            Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized financial intermediary. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.


               Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B shares and Class C shares bear higher transfer agency costs than those borne by Class A and Advisor Class shares, (iv) Class B and Advisor Class shares are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B and Advisor Class shareholders because the Class B and Advisor Class shares convert to Class A shares under certain circumstances and the Class A, Class B and Advisor Class shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.


            The Directors of the Fund have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements
---------------------------------

            Classes A, B and C Shares. Class A, Class B and Class C shares have the following alternative purchase arrangements:
Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. See "Alternative Purchase Arrangements - Group Retirement Plans" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain group retirement plans) for more than $250,000 for Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans" ). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

            Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

            Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.


            Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.


            During the Fund's fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the aggregate amount of underwriting commission payable with respect to shares of the Fund was $95,800, 459,399 and $1,471,018, respectively. Of that amount, the Principal Underwriter received the amount of $4,598, $47,636 and $75,330, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was accordingly, retained by the Principal Underwriter). During the Fund's fiscal years ended in 2003, 2002 and 2001, the Principal Underwriter received CDSCs of $2,778, $3,749 and $3,350, respectively, on Class A shares, $429,547, $611,331 and $496,712, respectively, on Class B shares and $3,669, $12,498 and $34,935, respectively, on Class C shares.

            Class A Shares. The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below.

                           Sales Charge
                           ------------

                                                        Discount or
                                                        Commission
                                         As % of        to Dealers
                          As % of        the            or Agents
                          Net            Public         As % of
     Amount of            Amount         Offering       Offering
     Purchase             Invested       Price          Price
     --------             --------       -----          -----

Less than
   $100,000.............  4.44%          4.25%          4.00%
$100,000 but
   less than
   $250,000.............  3.36           3.25           3.00
$250,000 but
   less than
   $500,000.............  2.30           2.25           2.00
$500,000 but
   less than
   $1,000,000*..........  1.78           1.75           1.50

-------------
* There is no initial sales charge on transactions of $1,000,000 or more.

            With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a CDSC equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The CDSC on Class A shares will be waived on certain redemptions, as described below under "--Class C Shares." In determining the CDSC applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the CDSC on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.


            No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC, or (iii) upon the automatic conversion of Class B shares as described below under "Class B Shares-Conversion Feature." The Fund receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.


            In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.


            Class A shares - Sales at Net Asset Value. The Fund may sell its Class A shares at net asset value (i.e., without any initial sales charge) to certain categories of investors including:

          (i) investment management clients of the Adviser or its affiliates;

         (ii) officers and present or former Directors of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, the Principal Underwriter, AGIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

        (iii) the Adviser, Principal Underwriter, AGIS and their affiliates; certain employee benefit plans for employees of the Adviser, the Principal
               Underwriter, AGIS and their affiliates;

         (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or financial intermediary, or its affiliate or agent, for service in the nature of investment advisory or administrative services; and

          (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group
               Retirement Plans."


            Class B Shares. Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

            Proceeds from the CDSC on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the CDSC and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.


            Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

            To illustrate, assume that an investor purchased 10,000 Class B shares at $10 per share (at a cost of $100,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 1,000 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 5,000 Class B shares (proceeds of $60,000), 1,000 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 4,000 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $40,000 of the $60,000 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase, as set forth below).

            The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                              Contingent Deferred Sales Charge for
                              the Fund as a % of Dollar Amount
     Year Since Purchase      Subject to Charge
     -------------------      -----------------

     First                       4.00%
     Second                      3.00%
     Third                       2.00%
     Fourth                      1.00%
     Fifth and thereafter        None

            In determining the CDSC applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder.


            The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs -- Systematic Withdrawal Plan" below), (v) sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for the Fund, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares, or (vi) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan.

            Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

            For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

            The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

            Class C Shares. Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.


            Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.


            In determining the CDSC applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.


            Proceeds from the CDSC are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the CDSC and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.


            The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Shareholder Services - Systematic Withdrawal Plan" below), or (v) sold through programs offered by financial intermediaries and approved by ABIRM where such programs offer only shares which are not subject to a CDSC and where the financial intermediary establishes a single omnibus account for the Fund, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares, or (vi) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.


            Advisor Class Shares. Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary, (iii) by the categories of investors described in clauses (i) through (iv) under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B or Class C shares.

            Conversion of Advisor Class Shares to Class A Shares. Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--Advisor Class Shares" and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan or, to be associated with the investment adviser or financial intermediary, in each case that satisfies the requirements to purchase shares set forth under "Purchase of Shares-- Advisor Class Shares " or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder of a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. Advisor Class shares do not have any distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

            The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.

Alternative Purchase Arrangements - Group Retirement Plans
----------------------------------------------------------

            The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In order to enable participants investing through group retirement plans to purchase shares of the Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

            Class A Shares. Class A shares are available at net asset value to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with at least $250,000 in plan assets or 100 or more employees. If the plan terminates the Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans with plan assets of $1 million or more. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's distribution service plan.

            Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

            Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein Simple IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million.

            Choosing a Class of Shares for Group Retirement Plans. As noted, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Fund's share class eligibility criteria before determining whether to invest. For example, the Fund makes its Class A shares available at NAV to group retirement plans with plan assets of $1 million or more. In addition, under certain circumstances described above, the 1%, 1-year CDSC may be waived. In addition, as described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plan fiduciaries should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs
-------------------------------

            The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his/her financial intermediary that they qualify for such a reduction. If the Fund is not notified that that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder's account.

            Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Fund into a single "purchase". By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". A "purchase" means a single or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund by (i) an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

      Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Corporate Bond Portfolio
  -AllianceBernstein Quality Bond Portfolio
  -AllianceBernstein U.S. Government Portfolio
AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
AllianceBernstein Global Small Cap Fund, Inc.
AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc.
AllianceBernstein High Yield Fund, Inc.
AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
    -California Portfolio
    -Insured California Portfolio
    -Insured National Portfolio
    -National Portfolio
    -New York Portfolio
  AllianceBernstein Municipal Income Fund II
    -Arizona Portfolio
    -Florida Portfolio
    -Massachusetts Portfolio
    -Michigan Portfolio
    -Minnesota Portfolio
    -New Jersey Portfolio
    -Ohio Portfolio
    -Pennsylvania Portfolio
    -Virginia Portfolio
  AllianceBernstein New Europe Fund, Inc.
  AllianceBernstein Premier Growth Fund, Inc.
  AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc.
    -Biotechnology Portfolio
    -Premier Portfolio
    -Technology Portfolio
  AllianceBernstein Small Cap Growth Fund, Inc. AllianceBernstein Technology Fund, Inc.
  AllianceBernstein Trust
    -AllianceBernstein Global Value Fund
    -AllianceBernstein International Value Fund
    -AllianceBernstein Small Cap Value Fund
    -AllianceBernstein Value Fund
  AllianceBernstein Utility Income Fund, Inc.
  AllianceBernstein Worldwide Privatization Fund, Inc.
  The AllianceBernstein Portfolios
    -AllianceBernstein Balanced Wealth Strategy
    -AllianceBernstein Growth Fund
    -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
  Sanford C. Bernstein Fund, Inc.
    -Intermediate Diversified Municipal Portfolio
    -Intermediate California Municipal Portfolio
    -Intermediate New York Municipal Portfolio
    -Short Duration Portfolio

            Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

            Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

          (i)  the investor's current purchase;

         (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other AllianceBernstein Mutual Fund held by the investor; and

        (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

            For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

            Statement of Intention. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in shares of any AllianceBernstein Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of the Fund or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention, in which case the 13-month period during which the Statement of Intention is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Statement of Intention is signed.

            Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

            The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then net asset value to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

            Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund can obtain a form of Statement of Intention by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.

            Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of the Fund at net asset value without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and
(ii) for Class B shares, a CDSC has been paid and the Principal Underwriter has approved, at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

            Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

            In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

            Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

            General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

            Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

            Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

            Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application, while current Fund shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

            CDSC Waiver for Class B Shares and Class C Shares.
Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any CDSC.

            Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

            With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

----------------------------------------------------------------

               REDEMPTION AND REPURCHASE OF SHARES

----------------------------------------------------------------

            The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares -- How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the net asset value next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption
----------

            Subject only to the limitations described below, the Fund's Charter require that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

            The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

            Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

            To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

            To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

            Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Subscription Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from AGIS. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

            Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at
(800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS, or by checking the appropriate box on the Subscription Application.

            Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund nor the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

            The Fund may repurchase shares through the Principal Underwriter or financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

            The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

----------------------------------------------------------------

                       SHAREHOLDER SERVICES

----------------------------------------------------------------

            The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

            Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $50,000 for the initial purchase) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege
------------------

            You may exchange your investment in the Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any AllianceBernstein Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AGIS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

            Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

            Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call AGIS at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

            All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

            Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless AGIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.


            Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI.

            A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

            None of the AllianceBernstein Mutual Funds, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

            The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

            Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or AGIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

----------------------------------------------------------------

                         NET ASSET VALUE

----------------------------------------------------------------

            The per share net asset value is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

            In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

            With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

            (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

            (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price;

            (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

            (d) listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

            (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

            (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

            (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

            (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security;

            (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

            (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security; and

            (k) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

            With respect to securities for which market quotations are not readily available, the security will be valued at fair value in accordance with policies and procedures adopted by the Board of Directors.

            Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

            The Fund may suspend the determination of its net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

            For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

            The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

----------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

----------------------------------------------------------------

            Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

United States Federal Income Taxation of
Dividends and Distributions
---------------------------

General
-------

            The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the United States Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and
(b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies).

            If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

            The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as if paid by the Fund on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

            The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

            The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. The investment objective of the Fund is such that only a small portion, if any, of the Fund's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

            Some or all of the distributions from the Fund may be treated as "qualified dividend income," taxable to individuals at a maximum rate of 15% (5% for individuals in lower tax brackets), provided that both the Fund and the individual satisfy certain holding period and other requirements. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the individual must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of the 15% tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

            Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

            After the end of the calendar year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

            Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if the Fund shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

            Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

            Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

            Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28%) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make certain required certifications, or is notified by the Internal Revenue Service (the "IRS") that he or she is subject to backup withholding. Certain categories of shareholders, including all corporations, are exempt from such backup withholding. Backup withholding is not an additional tax; rather, a shareholder generally may obtain a refund of any amounts withheld under backup withholding rules that exceed such shareholder's income tax liability by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

            Foreign Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

United States Federal Income Taxation of the Fund
-------------------------------------------------

            The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

            Options, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

            The Treasury Department has the authority to issue regulations that would permit or require the Fund either to integrate a foreign currency hedging transaction with the investment that is hedged and treat the two as a single transaction, or otherwise to treat the hedging transaction in a manner that is consistent with the hedged investment. It is anticipated that any regulations issued under this authority will not apply to the type of hedging transactions in which the Fund intends to engage.

            Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

            Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

            Currency Fluctuations--"Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
-----------

            The Fund may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

            The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.


----------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS

----------------------------------------------------------------

            The management of the Fund has the responsibility for allocating its brokerage orders and may direct orders to any broker. It is the Fund's general policy to seek favorable net prices and prompt reliable execution in connection with the purchase or sale of all portfolio securities. In the purchase and sale of over-the-counter securities, it is the Fund's policy to use the primary market makers except when a better price can be obtained by using a broker. The Board of Directors has approved, as in the best interests of the Fund and the shareholders, a policy of considering, among other factors, sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to best execution. The Adviser is authorized under the Advisory Agreement to place brokerage business with such brokers and dealers. The use of brokers who supply supplemental research and analysis and other services may result in the payment of higher commissions than those available from other brokers and dealers who provide only the execution of portfolio transactions. In addition, the supplemental research and analysis and other services that may be obtained from brokers and dealers through which brokerage transactions are effected may be useful to the Adviser in connection with advisory clients other than the Fund.

            Investment decisions for the Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

            Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

            The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

            The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC ("SCB & Co."), an affiliate of the Adviser. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser.

            Some of the Fund's portfolio transactions in equity securities may occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. On many foreign stock exchanges these commissions are fixed. Securities traded in foreign over-the-counter markets (including most fixed-income securities) are purchased from and sold to dealers acting as principal. Over-the-counter transactions generally do not involve the payment of a stated commission, but the price usually includes an undisclosed commission or markup. The prices of underwritten offerings, however, generally include a stated underwriter's discount. The Adviser expects to effect the bulk of its transactions in securities of companies based in foreign countries through brokers, dealers or underwriters located in such countries. U.S. Government or other U.S. securities constituting permissible investments will be purchased and sold through U.S. brokers, dealers or underwriters.

            During the fiscal year ended June 30, 2003, 2002 and 2001, the Fund incurred brokerage commissions amounting in the aggregate to $158,559, $114,611 and $194,038, respectively.
During the fiscal year ended June 30, 2003, 2002 and 2001, brokerage commissions amounting in the aggregate to $0, $0 and $375, respectively were paid to SCB & Co. During the fiscal year ended June 30, 2003, the brokerage commissions paid to SCB & Co. constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal year ended June 30, 2003, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0%were effected through SCB & Co. During the fiscal year ended June 30, 2003, transactions in portfolio securities of the Fund aggregated $92,058,426. Brokerage commissions of approximately $94,441 were allocated to persons or firms supplying research services to the Fund or the Advisor.

----------------------------------------------------------------

                       GENERAL INFORMATION

----------------------------------------------------------------

Capitalization
--------------

            The Fund was organized as a Maryland corporation in 1999 under the name "Alliance Health Care Fund, Inc." The name of the Fund became "AllianceBernstein Health Care Fund, Inc." on
March 31, 2003.

            The authorized capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value of $.001 per share. All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Contract and changes in investment policy, shares of each portfolio would vote as a separate series.

            It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

            A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of the Fund has the same rights and is identical in all respects, except that each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.


            As of close of business on October 3, 2003, there were 22,219,779 shares of common stock outstanding, including 5,360,323 Class A shares, 12,802,229 Class B shares, 3,250,029
Class C shares and 807,198 Advisor Class shares outstanding. To the knowledge of the Fund, the following persons owned of record, and no person owned beneficially, 5% or more of the outstanding shares of the Fund as of October 3, 2003:

Name and Address                        No. of Shares         % of Class
----------------                        -------------         ----------

Class A Shares
--------------

MLPF&S for the Sole
Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E. - FL.2
Jacksonville, FL 32246-6484               277,962              5.18%

Class B Shares
--------------

MLPF&S for the Sole
Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E. - Fl. 2
Jacksonville, FL 32246-6484             2,596,125             20.28%

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY  10001-2402                  871,779              6.81%

Class C Shares
--------------

MLPF&S for the Sole
Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr.E.-Fl.2
Jacksonville, FL 32246-6484               741,387             22.81%

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY  10001-2402                  281,027              8.65%

Advisor Class Shares
--------------------

MLPF&S for the Sole
Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E. Fl.2
Jacksonville, FL 32246-6484               145,504             18.03%

Trust for Profit Sharing Plan
for Employees of Alliance
Capital Management L.P. Plan A
Attn: Diana Marotta FL 31
1345 Avenue of Americas
New York, NY 10105                        326,910             40.50%

Norman M. Fidel
631 Kuliana Court
Franklin Lakes, NY 07417-2944
                                           42,720              5.29%

Alliance Compensation Partners
 Plan
Attn: Diana Marotta FL 31
1345 Avenue of the Americas New York,
NY 10105                                  173,284             21.47%

Custodian
---------

            Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, will act as the Fund's custodian for the assets of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, Brown Brothers Harriman & Co. may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

            ABIRM, 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Under the Agreement, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

            Legal matters in connection with the issuance of the common stock offered hereby are passed upon by Seward & Kissel
LLP, New York, New York.

Independent Auditors
--------------------


            PricewaterhouseCoopers LLP, 1177 Avenue of the
Americas, New York, New York, 10036 has been appointed as independent auditors for the Fund.

Performance Information
-----------------------

            From time to time the Fund advertises its "average annual total return", "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" (referred to below as "total return" and "after-tax returns"). Computed separately for each class, the Fund's total return and after-tax returns are the average annual compounded rate of return for its most recently completed one-, five- and ten-year periods (or the period since the Fund's inception). Total return and after-tax returns are computed by finding, through the use of formulae prescribed by the Commission, the rate of return over the periods that would equate an assumed initial amount invested to the value of the investment at the end of the period. For the purposes of computing total return and after-tax returns, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. After-tax returns are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.


            Returns shown in the table, for the one-, five- and ten-year periods ended June 30, 2003 (or since inception through that date, as noted), reflect imposition of the maximum front-end sales charge or CDSC as well as conversion of Class B shares to Class A shares after the applicable period.


                                 Year              5 Years    10 Years
                                 Ended             Ended      Ended
                                 6/30/03           6/30/03*   6/30/03
                                 -------           --------   -------
Class A    Return
           Before Taxes          0.68%             (0.01)%     N/A

           Return After Taxes
           on Distributions      0.68%             (0.08)%     N/A

           Return After Taxes
           on Distributions
           and Sale of Fund
           Shares                0.44%             (0.04)%     N/A

Class B    Return Before         0.35%              0.12%      N/A
           Taxes

Class C    Return Before         3.45%              0.40%      N/A
           Taxes

Advisor    Return Before
Class      Taxes                 5.58%              1.67%      N/A

*Inception Dates:      Class A, B, C, Adviser - August 27, 1999

            The Fund's returns are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and its expenses. Total return and after-tax return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

            Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper, Inc. and Morningstar, Inc., advertisements comparing the performances of the Fund against various indices or other investments and advertisements presenting the historical record of payments of income dividends or capital gains by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as Barron's, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund. The Fund's annual report contains additional information and is available to shareholders upon request and without charge.

Additional Information
----------------------

            Any shareholder inquiries may be directed to the shareholder's broker or to AGIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

----------------------------------------------------------------

                     FINANCIAL STATEMENTS AND
                  REPORT OF INDEPENDENT AUDITORS

----------------------------------------------------------------

            The financial statements for the Fund for the year ended June 30, 2003 and the report of PricewaterhouseCoopers LLP, independent auditors, are incorporated herein by reference to the Fund's annual report. The annual report was filed on Form N-CSR with the Commission on September 9, 2003. It is available without charge upon request by calling AGIS at (800) 227-4618.

----------------------------------------------------------------

                           APPENDIX A:

     STATEMENT OF POLICIES AND PROCEDURES FOR VOTING PROXIES

----------------------------------------------------------------

Introduction
------------

            As a registered investment adviser, Alliance Capital
Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

            This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and global securities.

Proxy Policies
--------------

            This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

            Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

            Appointment of Auditors: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.

            Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

            Corporate Restructurings, Mergers and Acquisitions:
Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

            Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

            Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

            Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

            Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

            Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Committees
-----------------------

            Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

Conflicts of Interest
---------------------

            Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

Proxies of Certain Non-US Issuers
---------------------------------

            Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records
--------------------

            Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Assistant General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

----------------------------------------------------------------

                           APPENDIX B:

                       COMMISSION SCHEDULE

----------------------------------------------------------------


               AllianceBernstein Equity and Fixed-Income Funds

                                                                Annual Trail(1)
Share Class      Purchase Amount         Charges   Concessions  (paid quarterly)
-----------      ---------------         -------   -----------  ----------------


Class A Shares   $0 to $99,999(2)        4.25%     4.00%        0.25%

                 $100,000 to $249,999    3.25%     3.00%        0.25%

                 $250,000 to $499,999    2.25%     2.00%        0.25%

                 $500,000 to $999,999    1.75%     1.50%        0.25%

                 $1,000,000 or more(3)   0.00%     tiered(4)    0.25%

Class B Shares,
Equity Funds,
AllianceBernstein
Global Strategic
Income Trust and
AllianceBernstein
High Yield
Fund             $0 to $250,0002,(5)     0.00%     4.00%        0.25%

Class B Shares,
Fixed-Income
Funds            $0 to $250,000(2),(5)   0.00%     3.00%        0.25%

Class C Shares   $0 to $1,000,000(2)     0.00%     1.00%        1.00%

Class R Shares             Any(6)        0.00%     0.00%        0.50%


               AllianceBernstein Exchange Reserves

                                                                Annual Trail(7)
Share Class      Purchase Amount         Charges   Concessions  (paid quarterly)
-----------      ---------------         -------   -----------  ----------------

Class A Shares           Any             None      None         0.25%

Class B Shares   $0 to $250,000          None      4.00%        0.00%

Class C Shares   $0 to $1,000,000        None      1.00%        0.25%


                          CDSC Schedule

                         Class B Shares(5)              Class C Shares

               Equity(8) &                             Equity, Exchange
Years Owned   Exchange Reserves  Fixed-Income(7),(8)  Reserves & Fixed-Income
-----------   -----------------  -------------------  -----------------------

 Year 1       4.00%              3.00%                1.00%
 Year 2       3.00%              2.00%                0.00%
 Year 3       2.00%              1.00%                0.00%
 Year 4       1.00%              0.00%                0.00%
 Year 5       0.00%              0.00%                0.00%

-----------------------

(1) For purchases under $1 million, the .25% trail is effective immediately, payable quarterly. For purchases of $1 million or more on Class A shares, a 1% CDSC will apply for the first year. The .25% annual trail, payable quarterly, will begin in the 13th month. Class C shares 1% annual trail begins in the 13th month. Class R shares .50% trail is effective immediately.

(2) The minimum initial investment amount is $1,000 and the minimum subsequent investment amount is $50.

(3) Class A shares that are received in exchange for AllianceBernstein Fund Class A shares that were not subject to an initial sales charge when originally purchased because the amount purchase was $1,000,000 or more are also subject to a 1% deferred sales charge on redemptions within one year of purchase.

(4) Concessions for purchases of $1 million or more: 1.00% on amounts over $1,000,000 but less than $3,000,000 plus .75% on amounts over $3,000,000 but less than $5,000,000 plus
     .50% on amounts over $5,000,000.

(5)  Class B Shares for fixed-income funds, except
     AllianceBernstein Global Strategic Income Trust and
     AllianceBernstein High Yield Fund, convert to Class A shares after 6 years. Class B Shares for equity funds and AllianceBernstein Global Strategic Income Trust,
     AllianceBernstein High Yield Fund and AllianceBernstein
     Exchange Reserves convert to Class A shares after 8 years.

(6) Class R shares are available only to group retirement plans with plan level assets of at least $1 million but no more than $10 million.

(7) For Class A and B shares of AllianceBernstein Exchange reserves, the .25% trail is effective immediately. For Class C shares the, .25% trail begins in the 13th month. All trail payments on Class B shares of AllianceBernstein Exchange Reserves, normally .25%, have been indefinitely suspended. In addition, trail payments to accounts that have been identified as engaging in a market timing strategy have also been indefinitely suspended.

(8)  For AllianceBernstein Global Strategic Income Trust and
     AllianceBernstein High Yield Fund, the Equity fund CDSC applies.


00250.0157 #423293v4

                              PART C

                        OTHER INFORMATION

ITEM 23.  Exhibits

     (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (a) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on May 6, 1999.

          (2) Articles of Amendment and Restatement, dated June 25, 1999 - Incorporated by reference to Exhibit
               (a)(2) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 9, 1999.

          (3) Articles of Amendment to Articles of Incorporation dated March 19, 2003 and filed March 20, 2003 -
               Filed herewith

     (b) By-Laws of the Registrant - Incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 9, 1999.

     (c)  See Exhibit (b).

     (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit (d) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

     (e) (1) Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

          (2) Form of Selected Dealer Agreement between AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 5 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on October 30, 2002.

          (3) Form of Selected Agent Agreement between AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) and selected agents making available shares of Registrant - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 5 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on October 30, 2002.

     (f)  Not applicable.

     (g) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. - Incorporated by reference to Exhibit (g) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

     (h) (1) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - Incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

          (2) Expense Limitation Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

     (i) Opinion and Consent of Seward & Kissel LLP - Filed herewith.

     (j)  Consent of Independent Accountants - Filed herewith.

     (k)  Not applicable.

     (l) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference to Exhibit
          (l) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

     (m)  Rule 12b-1 Plan - see Exhibit (e)(1).

     (n) (1) Rule 18f-3 Plan - Incorporated by reference to Exhibit (o) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-77953 and 811-09329) filed with the Securities and Exchange Commission on July 16, 1999.

          (2) Form of Amended and Restated 18f-3 Plan - Incorporated by reference to Exhibit (n)(2) to Post-Effective No. 21 of the Registration Statement on Form N-1A of AllianceBernstein All-Asia Fund, Inc. (File Nos. 33-84270 and 811-8776) filed with the Securities and Exchange Commission on October 30, 2003.


     (p) (1) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-2383) filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

          (2) Code of Ethics for the Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 of the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2001.

          Other Exhibits - Powers of Attorney of Messrs. Carifa, Dievler, Dobkin, Foulk, Michel, Robinson and Ms. Block
          - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 76 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (File Nos. 2-48227 and 811-2383) filed with the Securities and Exchange Commission on February 27, 2001.

ITEM 24.  Persons Controlled by or under Common Control with
          Registrant.

          None.

ITEM 25.  Indemnification.

               It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a) hereto, Article VII and Article VIII of Registrant's By-Laws, filed as Exhibit (b) hereto, and Section 10 of the proposed Distribution Services Agreement, filed as Exhibit
          (e)(1) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the proposed Advisory Agreement, filed as Exhibit (d) hereto.

               Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               The Registrant participates in a joint
          trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.  Business and Other Connections of Adviser.

               The descriptions of Alliance Capital Management L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

               The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters

          (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

               AllianceBernstein All-Asia Investment Fund, Inc. Alliance Bernstein Americas Government Income
               Trust, Inc.
               AllianceBernstein Balanced Shares, Inc.
               AllianceBernstein Blended Style Series, Inc.
               AllianceBernstein Bond Fund, Inc.
               AllianceBernstein Capital Reserves
               AllianceBernstein Disciplined Growth Fund, Inc. AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Dynamic Growth Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
               AllianceBernstein Global Growth Trends Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Government Reserves
               AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc. AllianceBernstein High Yield Fund, Inc. AllianceBernstein Institutional Funds, Inc. AllianceBernstein Institutional Reserves, Inc. AllianceBernstein Intermediate California Municipal Portfolio
               AllianceBernstein Intermediate Diversified Municipal
               Portfolio
               AllianceBernstein Intermediate New York Municipal
               Portfolio
               AllianceBernstein International Premier Growth
               Fund, Inc.
               AllianceBernstein Mid-Cap Growth Fund, Inc.
               AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc. AllianceBernstein Municipal Income Fund II AllianceBernstein Municipal Trust
               AllianceBernstein New Europe Fund, Inc.
               AllianceBernstein Premier Growth Fund, Inc.
               AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Small Cap Growth Fund, Inc. AllianceBernstein Technology Fund, Inc. AllianceBernstein Trust
               AllianceBernstein Utility Income Fund, Inc.
               AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc. Sanford C. Bernstein Fund II, Inc.
               The AllianceBernstein Portfolios

          (b) The following are the Directors and Officers of AllianceBernstein Investment Research and
               Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                                POSITIONS AND                 POSITIONS AND
                                OFFICES WITH                  OFFICES WITH
NAME                            UNDERWRITER                   REGISTRANT

Michael J. Laughlin             Director and Chairman

John D. Carifa                  Director                      President &
                                                              Director

Richard K. Saccullo             Director and President

David Conine                    Executive Vice President

Richard A. Davies               Executive Vice President &
                                Managing Director

Kurt H. Schoknecht              Executive Vice President

Edmund P. Bergan, Jr.           Senior Vice President,        Secretary
                                General Counsel and
                                Secretary

Benji A. Baer                   Senior Vice President

Matthew F. Beaudry              Senior Vice President

Amy I. Belew                    Senior Vice President

John R. Bonczek                 Senior Vice President

John R. Carl                    Senior Vice President

William W. Collins, Jr.         Senior Vice President

Mark J. Dunbar                  Senior Vice President

John C. Endahl                  Senior Vice President

Andrew L. Gangolf               Senior Vice President
                                and Assistant General
                                Counsel

John Grambone                   Senior Vice President

Bradley F. Hanson               Senior Vice President

Geoffrey L. Hyde                Senior Vice President

Robert H. Joseph, Jr.           Senior Vice President

George H. Keith                 Senior Vice President

Richard D. Keppler              Senior Vice President

Richard E. Khaleel              Senior Vice President

Henry Michael Lesmeister        Senior Vice President

Susan L. Matteson-King          Senior Vice President

Daniel D. McGinley              Senior Vice President

Patrick J. Mullen               Senior Vice President

Joanna D. Murray                Senior Vice President

Daniel A. Notto                 Senior Vice President

Peter J. O'Brien                Senior Vice President

John J. O'Connor                Senior Vice President

Catherine N. Peterson           Senior Vice President

Robert E. Powers                Senior Vice President

Domenick Pugliese               Senior Vice President         Assistant
                                and Deputy General            Secretary
                                Counsel

John P. Schmidt                 Senior Vice President

Raymond S. Sclafani             Senior Vice President

Gregory K. Shannahan            Senior Vice President

Scott C. Sipple                 Senior Vice President

Peter J. Szabo                  Senior Vice President

Joseph T. Tocyloski             Senior Vice President

David R. Turnbough              Senior Vice President

Craig E. Welch                  Senior Vice President

Richard A. Winge                Senior Vice President

Emilie D. Wrapp                 Senior Vice President
                                and Assistant General
                                Counsel

Keith A. Yoho                   Senior Vice President

Patrick E. Ryan                 Vice President and
                                Chief Financial Officer

Ricardo Arreola                 Vice President

Peter J. Barber                 Vice President

Kenneth F. Barkoff              Vice President

Charles M. Barrett              Vice President

Troy E. Barton                  Vice President

Laura J. Beedy                  Vice President

Gregory P. Best                 Vice President

Daniel U. Brakewood             Vice President

Robert F. Brendli               Vice President

Alan T. Brum                    Vice President

Kevin T. Cannon                 Vice President

John M. Capeci                  Vice President

John P. Chase                   Vice President

Leo H. Cook                     Vice President

Jean A. Coomber                 Vice President

Russell R. Corby                Vice President

Dwight P. Cornell               Vice President

Michael R. Crimmins             Vice President

John W. Cronin                  Vice President

Robert J. Cruz                  Vice President

Daniel J. Deckman               Vice President

Sherry V. Delaney               Vice President

Jennifer M. DeLong              Vice President

Faith C. Deutsch                Vice President

Janet B. DiBrita                Vice President

John S. Egner                   Vice President

Richard P. Dyson                Vice President

Adam E. Engelhardt              Vice President

Sohaila S. Farsheed             Vice President

John J. Fennessy                Vice President

Mark D. Gersten                 Vice President                Treasurer and
                                                              Chief Financial
                                                              Officer

Thomas R. Graffeo               Vice President

Marci Green                     Vice President

Alan Halfenger                  Vice President

Michael S. Hart                 Vice President

Jean-Francois Y. Hautemulle     Vice President

George R. Hrabovsky             Vice President

Dinah J. Huntoon                Vice President

Scott Hutton                    Vice President

Anthony D. Ialeggio             Vice President

Theresa Iosca                   Vice President

Oscar J. Isoba                  Vice President

Michele C. Eschert Johnson      Vice President

Danielle M. Klaskow             Vice President

Victor Kopelakis                Vice President

Richard D. Kozlowski            Vice President

Daniel W. Krause                Vice President

Robert I. Kurzweil              Vice President

Donna M. Lamback                Vice President

P. Dean Lampe                   Vice President

Joseph R. Laspina               Vice President

Laurel E. Lindner               Vice President

James M. Liptrot                Vice President

James P. Luisi                  Vice President

Kathryn Austin Masters          Vice President

Richard F. Meier                Vice President

Michael V. Miller               Vice President

Thomas F. Monnerat              Vice President

Doris T. Ciliberti Muller       Vice President

Michael F. Nash, Jr.            Vice President

Jamie A. Nieradka               Vice President

David L. Nitz                   Vice President

Nicole Nolan-Koester            Vice President

Timothy J. O'Connell            Vice President

Richard J. Olszewski            Vice President

Albert Orokos                   Vice President

David D. Paich                  Vice President

Christopher A. Panicoe          Vice President

Todd P. Patton                  Vice President

Jeffrey R. Petersen             Vice President

Mark A. Pletts                  Vice President

James J. Posch                  Vice President

Carol H. Rappa                  Vice President

Arlene L. Reddington            Vice President

Bruce W. Reitz                  Vice President

James A. Rie                    Vice President

Miguel A. Rozensztroch          Vice President

Karen C. Satterberg             Vice President

Eileen B. Sebold                Vice President

Stephanie Seminara              Vice President

Richard J. Sidell               Vice President

Teris A. Sinclair               Vice President

Rayandra E. Slonina             Vice President

Bryant B. Smith                 Vice President

Jeffrey C. Smith                Vice President

Eileen Stauber                  Vice President

Elizabeth K. Tramo              Vice President

Benjamin H. Travers             Vice President

Marie R. Vogel                  Vice President

Wayne W. Wagner                 Vice President

Jesse L. Weissberger            Vice President

Mark E. Westmoreland            Vice President

Paul C. Wharf                   Vice President

Scott Whitehouse                Vice President

Peter H. Whitlock               Vice President

Matthew Witschel                Vice President

Richard J. Appaluccio           Assistant Vice
                                President

Omar J. Aridi                   Assistant Vice
                                President

Joseph D. Asselta               Assistant Vice
                                President

Andrew Berger                   Assistant Vice
                                President

Gian D. Bernardi                Assistant Vice
                                President

Susan Bieber                    Assistant Vice
                                President

Paul G. Bishop                  Assistant Vice
                                President

Heath A. Black                  Assistant Vice
                                President

Michael T. Bodnar               Assistant Vice
                                President

Henry Brennan                   Assistant Vice
                                President

Mark S. Burns                   Assistant Vice
                                President

Maria L. Carreras               Assistant Vice
                                President

Chul Y. Chang                   Assistant Vice
                                President

Judith A. Chin                  Assistant Vice
                                President

Jorge Ciprian                   Assistant Vice
                                President

Jeffrey T. Coghan               Assistant Vice
                                President

Kenneth J. Connors              Assistant Vice
                                President

Michael C. Conrath              Assistant Vice
                                President

Shawn M. Conroy                 Assistant Vice
                                President

Ralph A. DiMeglio               Assistant Vice
                                President

Joseph T. Dominguez             Assistant Vice
                                President

Bernard J. Eng                  Assistant Vice
                                President

Jeffrey M. Eschert              Assistant Vice
                                President

Michael J. Eustic               Assistant Vice
                                President

Efrain Fernandez                Assistant Vice
                                President

Anthony P. Fiore                Assistant Vice
                                President

Kelly P. Guter                  Assistant Vice
                                President

Arthur F. Hoyt, Jr.             Assistant Vice
                                President

Mark W. Hubbard                 Assistant Vice
                                President

David A. Hunt                   Assistant Vice
                                President

Kumar Jagdeo II                 Assistant Vice
                                President

Elizabeth E. Keefe              Assistant Vice
                                President

Edward W. Kelly                 Assistant Vice
                                President

Thomas J. Khoury                Assistant Vice
                                President

Charles Kim                     Assistant Vice
                                President

Jeffrey M. Kusterer             Assistant Vice
                                President

Gary M. Lang                    Assistant Vice
                                President

Evamarie C. Lombardo            Assistant Vice
                                President

Daniel K. McGouran              Assistant Vice
                                President

Andrew J. Magnus                Assistant Vice
                                President

Steven M. Miller                Assistant Vice
                                President

Jeffery D. Mosco                Assistant Vice
                                President

John J. Multhauf                Assistant Vice
                                President

Alex E. Pady                    Assistant Vice
                                President

Wandra M. Perry-Hartsfield      Assistant Vice
                                President

Irfan A. Raja                   Assistant Vice
                                President

Rizwan A. Raja                  Assistant Vice
                                President

David J. Riley                  Assistant Vice
                                President

Christopher P. Rodney           Assistant Vice
                                President

Peter V. Romeo                  Assistant Vice
                                President

Jessica M. Rozman               Assistant Vice
                                President

Michelle Y. Ryba                Assistant Vice
                                President

Christina Santiago              Assistant Vice
                                President and
                                Counsel

Matthew J. Scarlata             Assistant Vice
                                President

John Scialabba                  Assistant Vice
                                President

Orlando Soler                   Assistant Vice
                                President

Nancy D. Testa                  Assistant Vice
                                President

Richard L. Tocyloski            Assistant Vice
                                President

Elsia M. Vasquez                Assistant Vice
                                President

Nina C. Wilkinson               Assistant Vice
                                President

Mark R. Manley                  Assistant Secretary

          (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of Brown Brothers Harriman & Co., the Registrant's custodian. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.

                            SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 30th day of October, 2003.

                         AllianceBernstein Health Care Fund, Inc.

'                                   By: /s/ John D. Carifa
                                       ------------------
                                       John D. Carifa
                                       Chairman and President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title               Date
---------                        -----               ----

(1) Principal Executive
    Officer:

/s/ John D. Carifa               Chairman and        October 30, 2003
------------------               President
John D. Carifa

(2) Principal Financial and
    Accounting Officer:

/s/ Mark D. Gersten              Treasurer           October 30, 2003
-------------------              and Chief
Mark D. Gersten                  Financial
                                 Officer

(3) All of the Directors:

      John D. Carifa             William H. Foulk
      Ruth Block                 Clifford L. Michel
      David H. Dievler           Donald J. Robinson
      John H. Dobkin

 By: /s/ Edmund P. Bergan, Jr.                       October 30, 2003
     -------------------------
      Edmund P. Bergan, Jr.
      (Attorney-in-Fact)

                        Index To Exhibits
                        -----------------

Exhibit No.         Descriptions of Exhibits
-----------         ------------------------

(a)(3)              Articles of Amendment to Articles of
                    Incorporation

(i)                 Opinion and Consent of Seward & Kissel LLP

(j)                 Consent of Independent Accountants

00250.0248 #368560